Quarterly Holdings Report
for
Fidelity® SAI Municipal Income Fund
September 30, 2022

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SIM-NPRT3-1122
1.9887617.103
Municipal Bonds - 92.6%
	Principal Amount (a)	Value ($)
Alabama - 0.4%
Auburn Univ. Gen. Fee Rev. Series 2018 A, 5% 6/1/43	155,000	161,003
Jefferson County Gen. Oblig. Series 2018 A, 5% 4/1/26	145,000	152,371
Lower Alabama Gas District Bonds (No. 2 Proj.) Series 2020, 4%, tender 12/1/25 (b)	2,080,000	2,052,219
Montgomery Med. Clinic Facilities Series 2015:
5% 3/1/33	255,000	233,018
5% 3/1/36	460,000	401,312
TOTAL ALABAMA		2,999,923
Alaska - 0.3%
Alaska Hsg. Fin. Corp. Series 2021 A:
4% 6/1/26	175,000	178,003
4% 12/1/29	290,000	295,514
5% 12/1/28	400,000	431,191
5% 6/1/29	300,000	323,139
Alaska Hsg. Fin. Corp. Mtg. Rev. Series 2022 A, 3% 6/1/51	255,000	239,753
Alaska Int'l. Arpts. Revs. Series 2016 B, 5% 10/1/35	675,000	690,712
TOTAL ALASKA		2,158,312
Arizona - 1.0%
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.) Series 2007 B, 3 month U.S. LIBOR + 0.810% 2.336%, tender 1/1/37 (b)(c)	150,000	139,361
(Scottsdale Lincoln Hospitals Proj.) Series 2014 A, 5% 12/1/39	230,000	230,008
Arizona Indl. Dev. Auth. Hosp. Rev. Series 2021 A, 5% 2/1/29	410,000	439,104
Arizona Indl. Dev. Auth. Rev. (Provident Group-Eastern Michigan Univ. Parking Proj.) Series 2018:
5% 5/1/48	55,000	37,456
5% 5/1/51	55,000	36,713
Arizona State Univ. Revs. Series 2021 C:
5% 7/1/37	340,000	362,519
5% 7/1/38	550,000	584,919
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.) Series 2007, 2.7%, tender 8/14/23 (b)(d)	370,000	365,405
Glendale Gen. Oblig. Series 2017:
5% 7/1/30	130,000	138,262
5% 7/1/31	190,000	201,393
Glendale Indl. Dev. Auth. (Terraces of Phoenix Proj.) Series 2018 A:
5% 7/1/38	15,000	13,042
5% 7/1/48	20,000	16,145
Maricopa County Indl. Dev. Auth.:
(Creighton Univ. Proj.) Series 2020, 5% 7/1/47	175,000	177,779
Series 2021 A, 4% 9/1/51	295,000	246,716
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (e)	250,000	191,987
6% 1/1/48 (e)	395,000	275,191
Maricopa County Rev. Series 2016 A, 5% 1/1/33	305,000	317,364
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2017 A:
5% 7/1/33 (d)	55,000	56,362
5% 7/1/36 (d)	90,000	91,123
5% 7/1/37 (d)	65,000	65,760
Series 2017 B:
5% 7/1/29	125,000	133,045
5% 7/1/33	175,000	183,144
5% 7/1/36	205,000	212,135
5% 7/1/37	125,000	129,141
Series 2019 B, 5% 7/1/35 (d)	720,000	732,422
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2021 A, 5% 7/1/45	410,000	433,407
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007, 5.5% 12/1/29	450,000	472,345
Tempe Indl. Dev. Auth. Rev. (Friendship Village of Tempe Proj.) Series 2021 A, 4% 12/1/46	480,000	344,357
TOTAL ARIZONA		6,626,605
California - 4.2%
ABC Unified School District Series 1997 C, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	160,864
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds Series 2021 A, 2%, tender 4/1/28 (b)	1,000,000	897,665
California Gen. Oblig.:
Series 2004, 5.25% 12/1/33	10,000	10,018
Series 2016, 5% 9/1/29	110,000	117,279
Series 2017:
5% 11/1/27	585,000	634,075
5% 8/1/30	725,000	781,910
Series 2020, 4% 11/1/37	575,000	565,214
Series 2022, 5% 4/1/47	3,050,000	3,240,067
California Hsg. Fin. Agcy. Series 2021 1, 3.5% 11/20/35	602,559	520,564
California Pub. Fin. Auth. Univ. Hsg. Rev.:
(Claremont Colleges Proj.) Series 2017 A, 5% 7/1/27 (e)	100,000	84,442
(NCCD - Claremont Properties LLC - Claremont Colleges Proj.) Series 2017 A, 5% 7/1/47 (e)	100,000	71,095
California Pub. Works Board Lease Rev. (Various Cap. Projs.):
Series 2021 B, 4% 5/1/46	1,685,000	1,525,179
Series 2022 C:
5% 8/1/31	190,000	211,670
5% 8/1/34	350,000	381,860
California Statewide Cmntys. Dev. Auth. Rev. Series 2015, 5% 2/1/45	195,000	149,006
Folsom Cordova Union School District No. 4 Series A, 0% 10/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	90,000	61,399
Kern Cmnty. College District Gen. Oblig. Series 2006:
0% 11/1/28 (Assured Guaranty Muni. Corp. Insured)	250,000	199,653
0% 11/1/30 (Assured Guaranty Muni. Corp. Insured)	255,000	186,918
Long Beach Unified School District Series 2009, 5.5% 8/1/29	10,000	10,017
Los Angeles Dept. of Wtr. & Pwr. Rev. Series B, 5% 7/1/50	1,435,000	1,496,963
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2020 A, 5% 7/1/40	30,000	31,882
Los Angeles Hbr. Dept. Rev. Series 2019 A, 5% 8/1/25 (d)	255,000	264,978
Monrovia Unified School District Series B, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	230,000	175,006
Mount Diablo Unified School District Series 2022 B:
4% 8/1/31	285,000	295,453
4% 8/1/32	400,000	412,293
Oakland Unified School District Alameda County Series 2015 A, 5% 8/1/29	90,000	94,006
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	300,000	202,215
Series 2011, 0% 8/1/46	60,000	18,005
Series B:
0% 8/1/37	395,000	203,611
0% 8/1/39	1,200,000	554,184
0% 8/1/41	200,000	82,424
Poway Unified School District Pub. Fing. Series 2015 A:
5% 9/1/24	50,000	51,016
5% 9/1/26	65,000	66,946
5% 9/1/29	135,000	138,910
5% 9/1/31	60,000	61,377
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	255,000	217,488
San Diego County Wtr. Auth. Fing. Agcy. Wtr. Rev. Series 2022 A:
5% 5/1/47	685,000	741,452
5% 5/1/52	1,160,000	1,242,547
San Diego Unified School District:
Series 2008 C, 0% 7/1/34	180,000	107,580
Series 2008 E, 0% 7/1/47 (f)	440,000	287,382
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2019 A:
5% 1/1/35 (d)	360,000	366,087
5% 5/1/49 (d)	3,960,000	3,955,016
Series 2019 B, 5% 5/1/49	275,000	282,612
Series 2019 E, 5% 5/1/50 (d)	395,000	394,023
Series 2022 A:
5% 5/1/26 (d)	920,000	948,056
5% 5/1/27 (d)	930,000	963,031
5% 5/1/28 (d)	1,245,000	1,297,092
5% 5/1/29 (d)	835,000	874,886
Series 2022 B, 5% 5/1/52	2,525,000	2,613,551
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/27 (Pre-Refunded to 6/1/23 @ 100)	235,000	237,903
5% 6/1/31 (Pre-Refunded to 6/1/23 @ 100)	290,000	293,583
San Marcos Unified School District Series 2010 B, 0% 8/1/47	1,075,000	307,395
San Mateo County Cmnty. College District Series A, 0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	275,000	240,961
Washington Township Health Care District Gen. Oblig. Series 2013 A, 5.5% 8/1/38	230,000	236,381
TOTAL CALIFORNIA		29,565,190
Colorado - 4.3%
Arkansas River Pwr. Auth. Rev. Series 2018 A:
5% 10/1/38	125,000	125,922
5% 10/1/43	160,000	156,295
Colorado Health Facilities Auth. Rev. Bonds:
(Parkview Med. Ctr., Inc. Proj.) Series 2016:
4% 9/1/35	85,000	74,984
4% 9/1/36	65,000	56,847
5% 9/1/46	370,000	358,735
Series 2019 A:
5% 11/1/25	540,000	558,861
5% 11/15/39	700,000	730,817
Series 2019 A1, 4% 8/1/44	4,960,000	4,114,916
Series 2019 A2:
4% 8/1/49	725,000	580,415
5% 8/1/44	4,585,000	4,442,808
Series 2022 A, 5% 5/15/47	2,030,000	2,100,846
Colorado Hsg. & Fin. Auth.:
Series 2019 F, 4.25% 11/1/49	155,000	153,871
Series 2019 H, 4.25% 11/1/49	270,000	267,967
Series 2022 F, 5.25% 11/1/52	610,000	626,782
Colorado Reg'l. Trans. District Sales Tax Rev. (Fastracks Proj.) Series 2021 B, 5% 11/1/28	1,030,000	1,127,065
Denver City & County Arpt. Rev.:
Series 2017 A:
5% 11/15/26 (d)	175,000	182,226
5% 11/15/27 (d)	150,000	156,967
Series 2018 A:
5% 12/1/30 (d)	390,000	409,980
5% 12/1/34 (d)	260,000	268,589
5% 12/1/36 (d)	255,000	257,770
5% 12/1/37 (d)	505,000	509,753
Series 2022 A, 5% 11/15/33 (d)	3,815,000	3,972,531
Denver City & County Board Wtr. Rev.:
Series 2020 A:
5% 9/15/45	1,550,000	1,642,509
5% 9/15/46	2,375,000	2,513,039
Series 2020 B:
5% 9/15/28	770,000	842,548
5% 9/15/29	1,430,000	1,585,837
E-470 Pub. Hwy. Auth. Rev. Series 2020 A:
5% 9/1/36	705,000	750,621
5% 9/1/40	820,000	832,882
Univ. of Colorado Enterprise Sys. Rev. Bonds:
Series 2021 C3A, 2%, tender 10/15/25 (b)	305,000	290,227
Series 2021 C3B, 2%, tender 10/15/26 (b)	260,000	242,739
Vauxmont Metropolitan District:
Series 2019, 5% 12/15/32 (Assured Guaranty Muni. Corp. Insured)	47,000	49,893
Series 2020, 5% 12/1/33 (Assured Guaranty Muni. Corp. Insured)	75,000	80,400
TOTAL COLORADO		30,065,642
Connecticut - 1.9%
Connecticut Gen. Oblig.:
Series 2015 B, 5% 6/15/32	145,000	150,551
Series 2016 B, 5% 5/15/26	365,000	385,142
Series 2018 F:
5% 9/15/23	130,000	132,274
5% 9/15/24	165,000	170,578
5% 9/15/25	165,000	172,706
Series 2021 A, 3% 1/15/40	295,000	226,162
Series 2021 D:
5% 7/15/24	335,000	345,404
5% 7/15/25	555,000	579,545
5% 7/15/26	555,000	586,885
5% 7/15/27	735,000	787,054
5% 7/15/28	850,000	919,714
Series 2022 D, 5% 9/15/28	295,000	319,805
Connecticut Health & Edl. Facilities Auth. Rev.:
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1:
5% 7/1/26	25,000	26,083
5% 7/1/27	20,000	21,021
5% 7/1/28	30,000	31,517
5% 7/1/29	20,000	21,002
Series 2016 K, 4% 7/1/46	445,000	358,889
Series 2019 A:
5% 7/1/26 (e)	350,000	336,619
5% 7/1/27 (e)	205,000	195,238
5% 7/1/49 (e)	420,000	325,752
Series 2019 Q-1:
5% 11/1/22	240,000	240,339
5% 11/1/26	255,000	270,874
Series 2020 A, 4% 7/1/40	390,000	343,735
Series 2021 G:
4% 3/1/46	305,000	269,165
4% 3/1/51	490,000	421,729
Series 2022 M, 4% 7/1/39	585,000	506,235
Series K1:
5% 7/1/27	25,000	25,018
5% 7/1/29	65,000	64,873
5% 7/1/30	50,000	49,665
5% 7/1/31	410,000	404,240
5% 7/1/33	80,000	77,896
5% 7/1/34	580,000	559,380
Series K3, 5% 7/1/43	605,000	550,913
Connecticut Hsg. Fin. Auth.:
Series 2021 B1, 3% 11/15/49	415,000	392,845
Series C:
5% 5/15/23 (d)	75,000	75,641
5% 11/15/23 (d)	350,000	355,146
5% 5/15/24 (d)	630,000	642,159
5% 11/15/24 (d)	295,000	302,306
5% 11/15/25 (d)	260,000	268,409
Connecticut State Revolving Fund Gen. Rev. Series 2017 A, 5% 5/1/35	190,000	201,844
Hbr. Point Infrastructure Impt. District Series 2017:
5% 4/1/30 (e)	230,000	234,508
5% 4/1/39 (e)	295,000	295,800
New Britain Gen. Oblig. Series 2017 C, 5% 3/1/29 (Assured Guaranty Muni. Corp. Insured)	55,000	58,043
Stratford Gen. Oblig. Series 2019, 5% 1/1/23	520,000	522,326
Univ. of Connecticut Gen. Oblig. Series 2019 A, 5% 11/1/25	260,000	272,857
TOTAL CONNECTICUT		13,497,887
Delaware - 0.1%
Delaware Gen. Oblig.:
Series 2019, 5% 2/1/30	294,000	324,015
Series 2020 A, 5% 1/1/31	294,000	326,838
TOTAL DELAWARE		650,853
District Of Columbia - 1.4%
District of Columbia Gen. Oblig.:
Series 2021 D:
4% 2/1/27	380,000	392,087
5% 2/1/28	380,000	413,067
5% 2/1/29	505,000	555,475
Series 2021 E:
5% 2/1/27	1,285,000	1,377,910
5% 2/1/28	835,000	907,661
5% 2/1/29	1,070,000	1,176,948
District of Columbia Rev. Series 2018, 5% 10/1/48	2,100,000	2,088,039
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. (Dulles Metrorail and Cap. Impt. Projs.) Series 2019 A:
5% 10/1/31	210,000	226,204
5% 10/1/32	265,000	284,618
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2017 A:
5% 10/1/28 (d)	335,000	348,863
5% 10/1/30 (d)	415,000	429,854
5% 10/1/31 (d)	75,000	77,307
5% 10/1/32 (d)	115,000	118,245
5% 10/1/33 (d)	55,000	56,390
5% 10/1/35 (d)	125,000	126,905
5% 10/1/42 (d)	255,000	256,004
Series 2019 A, 5% 10/1/25 (d)	180,000	186,190
Series 2020 A:
5% 10/1/26 (d)	650,000	676,167
5% 10/1/27 (d)	225,000	235,247
5% 10/1/28 (d)	115,000	120,603
TOTAL DISTRICT OF COLUMBIA		10,053,784
Florida - 4.2%
Brevard County School Board Ctfs. of Prtn. Series 2015 C, 5% 7/1/28	90,000	93,402
Broward County Arpt. Sys. Rev.:
Series 2012 P-1, 5% 10/1/22 (d)	50,000	50,000
Series 2012 Q1, 5% 10/1/25	265,000	265,306
Series 2015 C, 5% 10/1/24 (d)	130,000	133,000
Series 2017:
5% 10/1/25 (d)	15,000	15,503
5% 10/1/26 (d)	50,000	51,677
5% 10/1/27 (d)	50,000	51,865
5% 10/1/29 (d)	135,000	139,903
5% 10/1/30 (d)	35,000	36,030
5% 10/1/32 (d)	175,000	178,366
5% 10/1/33 (d)	65,000	65,916
5% 10/1/34 (d)	65,000	65,755
5% 10/1/35 (d)	75,000	75,777
5% 10/1/36 (d)	100,000	100,933
5% 10/1/37 (d)	115,000	115,907
5% 10/1/42 (d)	655,000	654,229
5% 10/1/47 (d)	305,000	303,826
Series 2019 A, 5% 10/1/49 (d)	705,000	704,144
Series A:
5% 10/1/28 (d)	150,000	153,445
5% 10/1/30 (d)	175,000	178,219
5% 10/1/31 (d)	150,000	152,041
5% 10/1/32 (d)	140,000	141,686
Broward County School Board Ctfs. of Prtn.:
(Broward County School District Proj.) Series 2016 A, 5% 7/1/28	35,000	36,803
Series 2015 A, 5% 7/1/27	50,000	51,996
Series 2015 B, 5% 7/1/24	140,000	143,731
Series 2016, 5% 7/1/32	110,000	114,570
Cap. Projs. Fin. Auth. Student Hsg. Rev. (Cap. Projs. Ln. Prog. - Florida Univs.) Series 2020 A, 5% 10/1/30	220,000	219,569
Duval County School Board Ctfs. of Prtn.:
Series 2015 B:
5% 7/1/28	105,000	109,220
5% 7/1/32	620,000	642,941
Series 2016 A, 5% 7/1/33	70,000	73,232
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A, 4% 8/15/45	215,000	171,443
Florida Keys Aqueduct Auth. Wtr. Rev. Series 2021 B, 5% 9/1/25	430,000	450,685
Florida Mid-Bay Bridge Auth. Rev.:
Series 2015 A, 5% 10/1/35	325,000	327,923
Series 2015 C:
5% 10/1/30	165,000	167,203
5% 10/1/40	100,000	99,681
Florida Muni. Pwr. Agcy. Rev.:
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	110,000	115,465
5% 10/1/31	120,000	125,463
Series 2015 B:
5% 10/1/28	50,000	52,021
5% 10/1/30	90,000	93,275
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2016 A, 5% 10/1/46 (d)	50,000	49,970
Series 2016:
5% 10/1/22 (d)	50,000	50,000
5% 10/1/24 (d)	150,000	153,462
5% 10/1/26 (d)	85,000	87,850
5% 10/1/27 (d)	50,000	51,865
Series 2017 A:
5% 10/1/25 (d)	15,000	15,460
5% 10/1/25 (Escrowed to Maturity) (d)	35,000	36,455
5% 10/1/27 (d)	25,000	25,932
5% 10/1/27 (Escrowed to Maturity) (d)	80,000	85,208
5% 10/1/29 (Pre-Refunded to 10/1/27 @ 100) (d)	150,000	160,118
5% 10/1/30 (Pre-Refunded to 10/1/27 @ 100) (d)	165,000	176,130
5% 10/1/31 (d)	435,000	444,458
5% 10/1/32 (d)	340,000	346,539
5% 10/1/34 (d)	305,000	308,540
5% 10/1/35 (d)	400,000	404,144
5% 10/1/36 (d)	380,000	383,546
5% 10/1/37 (d)	315,000	317,483
Series 2019 A, 5% 10/1/54 (d)	2,460,000	2,423,767
Halifax Hosp. Med. Ctr. Rev. Series 2015, 5% 6/1/24	15,000	15,297
Hillsborough County Port District Series 2018 B, 5% 6/1/38 (d)	155,000	158,695
Miami-Dade County Aviation Rev.:
Series 2012 A:
5% 10/1/22 (d)	50,000	50,000
5% 10/1/23 (d)	390,000	392,541
Series 2014 A:
5% 10/1/28 (d)	255,000	258,978
5% 10/1/33 (d)	425,000	427,556
5% 10/1/36 (d)	800,000	803,190
Series 2015 A:
5% 10/1/29 (d)	80,000	81,813
5% 10/1/31 (d)	70,000	70,952
5% 10/1/35 (d)	275,000	276,217
5% 10/1/38 (d)	95,000	95,008
Series 2016 A:
5% 10/1/29	75,000	78,202
5% 10/1/31	90,000	93,429
Series 2017 B, 5% 10/1/40 (d)	875,000	875,107
Series 2020 A, 4% 10/1/39	490,000	441,900
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/26 (Pre-Refunded to 10/1/22 @ 100)	190,000	190,000
Miami-Dade County Expressway Auth.:
Series 2014 A, 5% 7/1/44	175,000	176,473
Series 2014 B, 5% 7/1/28	50,000	50,899
Series 2016 A:
5% 7/1/32	215,000	220,087
5% 7/1/33	185,000	189,056
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 5/1/29	205,000	211,808
Series 2016 A:
5% 5/1/30	380,000	395,695
5% 5/1/32	505,000	522,950
Miami-Dade County Wtr. & Swr. Rev. Series 2021, 5% 10/1/32	205,000	223,883
Orange County Health Facilities Auth. Series 2016 A, 5% 10/1/44	115,000	114,550
Palm Beach County Arpt. Sys. Rev. Series 2016:
5% 10/1/24 (d)	70,000	71,615
5% 10/1/27 (d)	50,000	51,521
5% 10/1/29 (d)	55,000	56,630
5% 10/1/30 (d)	95,000	97,283
5% 10/1/31 (d)	65,000	66,155
5% 10/1/32 (d)	100,000	101,572
5% 10/1/33 (d)	215,000	217,478
5% 10/1/34 (d)	230,000	232,184
5% 10/1/35 (d)	240,000	242,034
Palm Beach County Health Facilities Auth. Hosp. Rev.:
(Jupiter Med. Ctr. Proj.) Series 2022:
5% 11/1/31	200,000	205,228
5% 11/1/33	350,000	349,260
5% 11/1/36	370,000	361,933
5% 11/1/38	400,000	387,672
5% 11/1/40	400,000	383,128
5% 11/1/42	500,000	473,929
Series 2014, 5% 12/1/22 (Escrowed to Maturity)	35,000	35,104
Palm Beach County Health Facilities Auth. Rev. Series 2021 C, 4% 5/15/28	1,280,000	1,197,091
Palm Beach County School Board Ctfs. of Prtn. Series 2015 D:
5% 8/1/28	240,000	249,195
5% 8/1/29	300,000	311,412
Pinellas County Hsg. Fin. Auth. Bonds Series 2021 B, 0.65%, tender 7/1/24 (b)	430,000	405,249
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015:
5% 10/1/29	255,000	267,107
5% 10/1/32	315,000	327,854
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017:
4% 8/15/33	125,000	119,259
5% 8/15/26	170,000	177,951
5% 8/15/27	115,000	121,421
5% 8/15/28	75,000	79,906
5% 8/15/30	165,000	175,359
5% 8/15/31	160,000	168,812
5% 8/15/32	115,000	120,044
5% 8/15/34	325,000	335,895
5% 8/15/35	215,000	221,429
5% 8/15/42	335,000	339,606
5% 8/15/47	495,000	499,067
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/41	55,000	52,487
Series 2015 A, 5% 12/1/40	110,000	105,467
Tampa Hosp. Rev. (H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 B, 5% 7/1/50	1,320,000	1,306,916
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 A:
0% 9/1/37	235,000	107,893
0% 9/1/49	765,000	173,609
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
5% 10/15/44	65,000	66,157
5% 10/15/49	125,000	126,637
Volusia County School Board Ctfs. of Prtn. (Florida Master Lease Prog.) Series 2016 A:
5% 8/1/29 (Build America Mutual Assurance Insured)	50,000	52,333
5% 8/1/32 (Build America Mutual Assurance Insured)	255,000	266,005
TOTAL FLORIDA		29,364,251
Georgia - 5.0%
Atlanta Arpt. Rev.:
Series 2014 C, 5% 1/1/29 (d)	170,000	171,745
Series 2019 B, 5% 7/1/25 (d)	140,000	144,441
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1994, 2.25%, tender 5/25/23 (b)	825,000	816,696
Series 2013 1st, 2.925%, tender 3/12/24 (b)	1,555,000	1,520,412
Columbus Med. Ctr. Hosp. Auth. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 B, 5%, tender 7/1/29 (b)	500,000	530,239
Coweta County Dev. Auth. Rev. (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5% 7/1/44	1,470,000	1,460,330
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/36	150,000	150,149
Fayette County Hosp. Auth. Rev. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5%, tender 7/1/24 (b)	265,000	269,220
Fulton County Dev. Auth. Rev. Series 2019, 4% 6/15/49	110,000	97,829
Georgia Gen. Oblig. Series 2022 A, 5% 7/1/33	1,025,000	1,156,019
Georgia Muni. Elec. Auth. Pwr. Rev. Series 2021 A:
4% 1/1/35 (Assured Guaranty Muni. Corp. Insured)	325,000	310,695
4% 1/1/37 (Assured Guaranty Muni. Corp. Insured)	190,000	179,017
4% 1/1/39 (Assured Guaranty Muni. Corp. Insured)	295,000	274,150
4% 1/1/39 (Assured Guaranty Muni. Corp. Insured)	180,000	167,278
4% 1/1/40 (Assured Guaranty Muni. Corp. Insured)	210,000	193,783
4% 1/1/41 (Assured Guaranty Muni. Corp. Insured)	150,000	137,517
5% 1/1/31 (Assured Guaranty Muni. Corp. Insured)	155,000	164,598
5% 1/1/33 (Assured Guaranty Muni. Corp. Insured)	295,000	307,508
5% 1/1/33 (Assured Guaranty Muni. Corp. Insured)	175,000	182,420
5% 1/1/34 (Assured Guaranty Muni. Corp. Insured)	260,000	269,338
5% 1/1/34 (Assured Guaranty Muni. Corp. Insured)	180,000	186,465
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.) Series S, 5% 10/1/22	175,000	175,000
Georgia Road & Thruway Auth. Rev. Series 2020:
5% 6/1/31	585,000	643,684
5% 6/1/32	880,000	962,030
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2017:
4% 8/1/43	115,000	91,791
5% 8/1/39	105,000	104,579
5% 8/1/43	140,000	134,012
Hosp. Auth. of Savannah Auth. Rev. Series 2019 A:
4% 7/1/36	415,000	384,998
4% 7/1/43	435,000	379,746
Main Street Natural Gas, Inc. Bonds:
Series 2018 C, 4%, tender 12/1/23 (b)	1,295,000	1,297,571
Series 2021 A, 4%, tender 9/1/27 (b)	14,680,000	14,503,285
Series 2022 B, 5%, tender 6/1/29 (b)	1,790,000	1,788,501
Series 2022 E, 4%, tender 12/1/29 (b)	3,880,000	3,641,194
Private Colleges & Univs. Auth. Rev.:
(Savannah College Art & Design, Inc. Proj.) Series 2014, 5% 4/1/24 (Escrowed to Maturity)	255,000	261,860
(The Savannah College of Art & Design Projs.) Series 2021:
4% 4/1/37	295,000	270,601
5% 4/1/30	160,000	170,783
5% 4/1/36	165,000	172,954
Series 2020 B:
4% 9/1/37	395,000	373,438
4% 9/1/38	515,000	481,917
5% 9/1/25	365,000	383,076
5% 9/1/32	370,000	406,098
TOTAL GEORGIA		35,316,967
Hawaii - 0.8%
Hawaii Arpts. Sys. Rev.:
Series 2015 A, 5% 7/1/41 (d)	380,000	377,018
Series 2018 A:
5% 7/1/29 (d)	65,000	67,681
5% 7/1/30 (d)	75,000	77,777
5% 7/1/31 (d)	75,000	77,407
5% 7/1/32 (d)	75,000	77,062
5% 7/1/33 (d)	75,000	76,631
5% 7/1/48 (d)	4,170,000	4,152,017
Hawaii Gen. Oblig. Series 2020 A, 4% 7/1/36 (d)	60,000	56,018
Honolulu City & County Gen. Oblig. Series 2022 A:
5% 11/1/24	250,000	258,972
5% 11/1/25	110,000	115,703
5% 11/1/27	450,000	485,343
TOTAL HAWAII		5,821,629
Idaho - 0.0%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series 2019 A, 4% 1/1/50	30,000	29,569
Illinois - 12.8%
Chicago Board of Ed.:
Series 2012 A, 5% 12/1/42	465,000	432,570
Series 2015 C, 5.25% 12/1/39	85,000	85,536
Series 2016 B, 6.5% 12/1/46	100,000	105,945
Series 2017 A, 7% 12/1/46 (e)	140,000	153,026
Series 2017 C:
5% 12/1/24	290,000	295,067
5% 12/1/25	165,000	168,592
5% 12/1/26	100,000	102,319
5% 12/1/30	130,000	131,404
Series 2017 D:
5% 12/1/23	150,000	151,615
5% 12/1/24	100,000	101,747
5% 12/1/31	150,000	150,661
Series 2018 A:
5% 12/1/25	100,000	102,177
5% 12/1/26	100,000	102,319
5% 12/1/28	240,000	244,566
5% 12/1/30	350,000	354,350
5% 12/1/32	100,000	100,519
5% 12/1/35	100,000	99,804
Series 2018 C, 5% 12/1/46	1,585,000	1,530,995
Series 2019 A:
5% 12/1/28	165,000	168,140
5% 12/1/30	340,000	344,043
5% 12/1/31	190,000	191,248
5% 12/1/33	455,000	455,335
Series 2022 A, 5% 12/1/47	780,000	732,189
Series 2022 B:
4% 12/1/35	585,000	514,540
4% 12/1/36	1,005,000	876,391
Chicago Gen. Oblig.:
Series 2017 A, 6% 1/1/38	295,000	304,981
Series 2019 A, 5% 1/1/40	700,000	679,024
Series 2020 A:
5% 1/1/29	870,000	882,035
5% 1/1/30	1,500,000	1,508,031
Series 2021 A:
5% 1/1/32	1,530,000	1,526,177
5% 1/1/34	260,000	257,090
Chicago Midway Arpt. Rev.:
Series 2013 A:
5.375% 1/1/33 (d)	1,320,000	1,321,888
5.5% 1/1/29 (d)	235,000	235,710
Series 2014 A:
5% 1/1/27 (d)	525,000	530,285
5% 1/1/28 (d)	970,000	979,612
5% 1/1/33 (d)	270,000	270,911
5% 1/1/34 (d)	130,000	130,294
Series 2016 A:
4% 1/1/33 (d)	375,000	344,007
5% 1/1/28 (d)	100,000	102,342
Series 2016 B:
4% 1/1/35	80,000	74,311
5% 1/1/36	100,000	102,182
5% 1/1/37	135,000	137,330
5% 1/1/46	360,000	360,568
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2013 B, 5% 1/1/27	315,000	316,417
Series 2015 A:
5% 1/1/31 (d)	305,000	308,486
5% 1/1/32 (d)	615,000	621,150
Series 2015 C, 5% 1/1/46 (d)	120,000	118,946
Series 2016 B, 5% 1/1/34	310,000	317,480
Series 2016 C:
5% 1/1/33	140,000	144,290
5% 1/1/34	160,000	164,349
Series 2016 G:
5% 1/1/37 (d)	100,000	100,674
5% 1/1/42 (d)	100,000	99,389
5.25% 1/1/29 (d)	20,000	20,824
5.25% 1/1/31 (d)	20,000	20,607
Series 2017 A, 5% 1/1/31	180,000	189,059
Series 2017 B:
5% 1/1/35	105,000	108,049
5% 1/1/37	430,000	439,683
Series 2017 C:
5% 1/1/30	30,000	31,590
5% 1/1/31	30,000	31,510
5% 1/1/32	30,000	31,310
Series 2017 D:
5% 1/1/28 (d)	150,000	154,800
5% 1/1/29 (d)	125,000	128,948
5% 1/1/32 (d)	135,000	137,453
5% 1/1/34 (d)	205,000	207,372
5% 1/1/35 (d)	150,000	151,454
5% 1/1/36 (d)	190,000	191,646
5% 1/1/37 (d)	100,000	100,674
Series 2018 A:
5% 1/1/37 (d)	1,030,000	1,040,904
5% 1/1/39 (d)	1,005,000	1,012,154
5% 1/1/48 (d)	165,000	163,364
5% 1/1/53 (d)	285,000	280,446
Series 2022 A:
5% 1/1/30 (d)(g)	225,000	235,139
5% 1/1/31 (d)(g)	230,000	240,646
Series 2022 C:
5% 1/1/28 (d)(g)	690,000	716,757
5% 1/1/29 (d)(g)	500,000	520,673
5% 1/1/30 (d)(g)	810,000	846,502
5% 1/1/31 (d)(g)	600,000	627,771
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. Series 2018:
5% 7/1/38 (d)	135,000	131,170
5% 7/1/48 (d)	1,140,000	1,059,021
Chicago Transit Auth. Series 2017, 5% 12/1/46	205,000	205,260
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
5% 6/1/23	90,000	90,882
5% 6/1/25	15,000	15,536
5% 6/1/26	10,000	10,477
Cook County Forest Preservation District Series 2012 A, 5% 11/15/22	100,000	100,202
Cook County Gen. Oblig.:
Series 2012 C, 5% 11/15/24	560,000	561,198
Series 2016 A:
5% 11/15/26	290,000	305,127
5% 11/15/27	140,000	147,467
5% 11/15/28	185,000	194,361
5% 11/15/29	230,000	241,459
5% 11/15/30	255,000	267,208
Series 2021 A, 5% 11/15/33	550,000	578,921
Series 2021 B:
4% 11/15/25	215,000	215,483
4% 11/15/26	110,000	109,941
4% 11/15/27	110,000	109,654
4% 11/15/28	55,000	54,747
Illinois Fin. Auth.:
Series 2020 A, 4% 5/15/50	1,760,000	1,465,811
Series 2022 A:
5% 10/1/35	330,000	306,301
5.5% 10/1/39	750,000	716,147
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C:
5% 8/1/29	60,000	60,935
5% 8/1/30	45,000	45,556
5% 8/1/32	60,000	60,263
(Depaul Univ. Proj.) Series 2016 A:
4% 10/1/34	50,000	46,647
5% 10/1/29	50,000	52,135
5% 10/1/30	50,000	51,982
5% 10/1/35	100,000	102,453
(OSF Healthcare Sys.) Series 2018 A:
4.125% 5/15/47	1,585,000	1,374,265
5% 5/15/43	2,105,000	2,074,994
(Presence Health Proj.) Series 2016 C:
3.625% 2/15/32	60,000	56,680
4% 2/15/33	15,000	14,615
5% 2/15/29	310,000	325,715
5% 2/15/36	70,000	71,611
(Rosalind Franklin Univ. Research Bldg. Proj.) Series 2017 C, 5% 8/1/46	50,000	48,413
(Rush Univ. Med. Ctr. Proj.) Series 2015 A, 5% 11/15/34	25,000	25,372
Series 2012, 5% 11/15/43 (Pre-Refunded to 11/15/22 @ 100)	265,000	265,536
Series 2013:
5% 11/15/28	145,000	145,118
5% 11/15/29	70,000	70,049
Series 2015 A, 5% 10/1/35	885,000	911,895
Series 2015 C:
4.125% 8/15/37	45,000	39,637
5% 8/15/35	375,000	376,160
5% 8/15/44	1,845,000	1,816,056
Series 2016 A:
5% 8/15/25 (Escrowed to Maturity)	120,000	125,458
5% 7/1/28 (Pre-Refunded to 7/1/26 @ 100)	60,000	63,242
5% 2/15/29	260,000	271,179
5% 2/15/30	275,000	285,708
5% 7/1/30 (Pre-Refunded to 7/1/26 @ 100)	35,000	36,891
5% 2/15/31	220,000	227,448
5% 7/1/31 (Pre-Refunded to 7/1/26 @ 100)	65,000	68,513
5% 2/15/32	215,000	221,150
5% 7/1/33 (Pre-Refunded to 7/1/26 @ 100)	30,000	31,621
5% 7/1/34 (Pre-Refunded to 7/1/26 @ 100)	255,000	268,780
5% 8/15/35 (Pre-Refunded to 8/15/26 @ 100)	25,000	26,484
5% 7/1/36 (Pre-Refunded to 7/1/26 @ 100)	130,000	137,025
5% 8/15/36 (Pre-Refunded to 8/15/26 @ 100)	105,000	111,233
5.25% 8/15/31 (Pre-Refunded to 8/15/26 @ 100)	30,000	32,051
Series 2016 B:
5% 8/15/31	375,000	389,562
5% 8/15/32	305,000	314,897
5% 8/15/34	380,000	388,655
5% 8/15/36	530,000	540,691
Series 2016 C:
3.75% 2/15/34	75,000	69,538
4% 2/15/36	315,000	297,893
4% 2/15/41	1,855,000	1,692,633
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	40,000	40,825
5% 2/15/24	5,000	5,099
5% 2/15/31	1,415,000	1,470,246
5% 2/15/32	225,000	233,190
5% 2/15/34	180,000	184,228
5% 2/15/41	350,000	351,275
Series 2016 D, 4% 2/15/46	2,315,000	1,979,670
Series 2016:
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	5,000	5,103
5% 5/15/29	65,000	66,873
5% 12/1/29	85,000	87,440
5% 5/15/30	135,000	138,270
5% 12/1/33	115,000	116,954
5% 12/1/46	1,300,000	1,263,658
Series 2017 A, 5% 8/1/42	45,000	44,333
Series 2017:
5% 1/1/29	170,000	181,219
5% 7/1/34	285,000	300,297
5% 7/1/35	240,000	252,446
Series 2019, 4% 9/1/35	145,000	126,398
Illinois Gen. Oblig.:
Series 2014:
5% 2/1/25	185,000	187,387
5% 2/1/26	140,000	141,756
5% 4/1/28	115,000	116,045
5% 5/1/28	110,000	110,979
5% 2/1/39	865,000	845,593
5.25% 2/1/31	20,000	20,166
Series 2016:
5% 6/1/26	60,000	61,059
5% 2/1/27	340,000	346,653
Series 2017 C, 5% 11/1/29	870,000	885,757
Series 2017 D, 5% 11/1/27	1,050,000	1,073,273
Series 2020 C, 4.125% 10/1/36	3,000,000	2,661,665
Series 2020, 5.5% 5/1/39	2,000,000	2,035,831
Series 2021 A:
5% 3/1/34	1,035,000	1,034,061
5% 3/1/46	2,165,000	2,047,845
Series 2022 A:
5% 3/1/29	645,000	659,721
5% 3/1/31	705,000	720,258
5% 3/1/36	1,820,000	1,799,040
Illinois Hsg. Dev. Auth. Series 2021, 3% 4/1/51	945,000	893,464
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Series 2019, 2.9% 7/1/35	437,130	371,394
Illinois Hsg. Dev. Auth. Rev. Series D, 3.75% 4/1/50	70,000	68,452
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/31	205,000	213,078
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2016 A, 5% 12/1/31	355,000	369,420
Series 2019 A, 5% 1/1/44	140,000	142,883
Series A:
5% 1/1/40	335,000	347,174
5% 1/1/41	880,000	907,226
5% 1/1/45	2,975,000	3,043,017
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016:
5% 2/1/34	355,000	365,715
5% 2/1/35	255,000	262,296
5% 2/1/36	435,000	446,765
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 2010 B1:
0% 6/15/43 (Assured Guaranty Muni. Corp. Insured)	3,150,000	1,079,374
0% 6/15/45 (Assured Guaranty Muni. Corp. Insured)	1,540,000	470,640
0% 6/15/47 (Assured Guaranty Muni. Corp. Insured)	185,000	50,497
Series 2012 B, 0% 12/15/51	660,000	119,330
Series 1994, 0% 6/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	335,000	259,078
Series 1996 A, 0% 6/15/24	155,000	144,427
Series 2002 A, 0% 6/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	260,000	135,050
Series 2002, 0% 12/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,445,000	1,161,152
Series 2017 B:
5% 12/15/25	50,000	50,992
5% 12/15/26	165,000	169,098
5% 12/15/27	20,000	20,496
5% 12/15/31	35,000	35,339
5% 12/15/34	20,000	19,953
Series 2020 A, 5% 6/15/50	560,000	522,909
Series 2020 B, 5% 6/15/42	675,000	649,140
Series 2022 A:
0% 12/15/36	65,000	30,194
0% 12/15/39	515,000	198,379
0% 12/15/40	430,000	155,260
0% 12/15/41	1,225,000	414,532
4% 6/15/52	5,875,000	4,452,804
Northern Illinois Univ. Revs. Series 2020 B, 5% 4/1/34 (Build America Mutual Assurance Insured)	395,000	414,921
Railsplitter Tobacco Settlement Auth. Rev. Series 2017:
5% 6/1/27	1,215,000	1,263,027
5% 6/1/28	140,000	145,284
Univ. of Illinois Rev.:
Series 2013:
6% 10/1/42	275,000	281,401
6.25% 10/1/38	275,000	282,289
Series 2018 A, 5% 4/1/30	210,000	223,328
Will County Cmnty. Unit School District #365-U Series 2007 B, 0% 11/1/26 (Assured Guaranty Muni. Corp. Insured)	310,000	267,278
Will County Illinois Series 2016:
5% 11/15/32 (Pre-Refunded to 11/15/25 @ 100)	65,000	68,489
5% 11/15/33 (Pre-Refunded to 11/15/25 @ 100)	75,000	79,025
5% 11/15/34 (Pre-Refunded to 11/15/25 @ 100)	75,000	79,025
TOTAL ILLINOIS		90,053,712
Indiana - 0.6%
Indiana Fin. Auth. Envir. Facilities Rev. Bonds (Indianapolis Pwr. & Lt. Co. Proj.):
Series 2020 A, 0.75%, tender 4/1/26 (b)	90,000	75,493
Series 2020 B, 0.95%, tender 4/1/26 (b)(d)	140,000	118,722
Indiana Fin. Auth. Rev.:
Series 2015 A, 5.25% 2/1/32	355,000	370,770
Series 2016:
5% 9/1/26	65,000	68,532
5% 9/1/27	30,000	31,502
5% 9/1/28	155,000	162,124
5% 9/1/29	75,000	78,141
5% 9/1/30	70,000	72,678
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.):
Series 2012 A, 5% 10/1/26 (Pre-Refunded to 10/1/22 @ 100)	130,000	130,000
Series 2015 A, 5% 10/1/30	245,000	252,172
Series 2021 2, 5% 10/1/41	515,000	545,007
Indiana Hsg. & Cmnty. Dev. Auth.:
(Glasswater Creek of Whitestown Proj.) Series 2020, 5.375% 10/1/40 (e)	180,000	142,409
Series 2021 B:
3% 7/1/50	150,000	142,240
5% 1/1/23	145,000	145,596
Indianapolis Local Pub. Impt.:
(Courthouse and Jail Proj.) Series 2019 A, 5% 2/1/49	340,000	351,359
Series 2016:
4% 1/1/32 (d)	50,000	46,904
4% 1/1/33 (d)	50,000	46,107
4% 1/1/34 (d)	65,000	59,086
4% 1/1/35 (d)	140,000	128,821
5% 1/1/26 (d)	55,000	56,539
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 1/15/30 (Pre-Refunded to 1/15/23 @ 100)	110,000	110,576
Purdue Univ. Rev. Series 2018 DD:
5% 7/1/34	60,000	63,960
5% 7/1/35	120,000	127,695
5% 7/1/36	130,000	138,167
5% 7/1/37	120,000	127,293
Saint Joseph County Econ. Dev. Auth. Rev. (St. Mary's College Proj.):
Series 2019, 5% 4/1/43	495,000	496,671
Series 2020, 4% 4/1/37	245,000	218,708
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.) Series 2015, 5%, tender 11/1/22 (b)(d)	90,000	90,067
TOTAL INDIANA		4,397,339
Iowa - 0.3%
Iowa Fin. Auth. Rev. Series A:
5% 5/15/43	70,000	61,853
5% 5/15/48	170,000	146,611
Iowa Student Ln. Liquidity Corp. Student Ln. Rev. Series 2019 B:
5% 12/1/22 (d)	115,000	115,291
5% 12/1/29 (d)	310,000	328,232
Tobacco Settlement Auth. Tobacco Settlement Rev.:
Series 2021 A2:
4% 6/1/34	295,000	271,857
4% 6/1/36	295,000	267,210
4% 6/1/39	295,000	259,339
5% 6/1/32	265,000	272,372
Series 2021 B1, 4% 6/1/49	410,000	362,631
TOTAL IOWA		2,085,396
Kentucky - 0.8%
Kenton County Arpt. Board Arpt. Rev. Series 2016:
5% 1/1/28	80,000	83,725
5% 1/1/31	75,000	78,262
5% 1/1/32	75,000	77,780
Kentucky Econ. Dev. Fin. Auth. Series 2019 A2, 5% 8/1/49	930,000	887,897
Kentucky State Property & Buildings Commission Rev.:
(Proj. No. 119) Series 2018:
5% 5/1/26	50,000	52,372
5% 5/1/29	275,000	293,688
5% 5/1/32	70,000	74,576
5% 5/1/33	55,000	58,420
5% 5/1/34	65,000	68,841
5% 5/1/35	40,000	41,570
5% 5/1/36	30,000	31,124
Series B, 5% 8/1/23	355,000	359,956
Kentucky, Inc. Pub. Energy:
Bonds Series A, 4%, tender 6/1/26 (b)	2,760,000	2,734,291
Series A, 4% 6/1/24	145,000	144,890
Louisville & Jefferson County:
Bonds:
Series 2020 C, 5%, tender 10/1/26 (b)	130,000	133,876
Series 2020 D, 5%, tender 10/1/29 (b)	155,000	162,387
Series 2013 A, 5.5% 10/1/33	170,000	172,333
Series 2020 A, 5% 10/1/37	360,000	361,678
TOTAL KENTUCKY		5,817,666
Louisiana - 0.3%
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2017 A, 5% 7/1/47	145,000	144,028
Louisiana Pub. Facilities Auth. Rev. (Tulane Univ. of Louisiana Proj.) Series 2016 A:
5% 12/15/24	75,000	77,052
5% 12/15/25	155,000	160,413
5% 12/15/26	65,000	67,884
5% 12/15/28	100,000	104,068
5% 12/15/29	70,000	72,795
5% 12/15/30	140,000	145,284
New Orleans Aviation Board Rev.:
(North Term. Proj.):
Series 2015 B:
5% 1/1/29 (d)	265,000	269,599
5% 1/1/30 (d)	355,000	360,241
5% 1/1/31 (d)	125,000	126,429
Series 2017 B:
5% 1/1/27 (d)	20,000	20,650
5% 1/1/28 (d)	10,000	10,320
5% 1/1/32 (d)	20,000	20,363
5% 1/1/33 (d)	35,000	35,490
5% 1/1/34 (d)	10,000	10,116
5% 1/1/35 (d)	20,000	20,194
5% 1/1/37 (d)	295,000	296,990
Series 2017 D2:
5% 1/1/27 (d)	25,000	25,813
5% 1/1/28 (d)	35,000	36,120
5% 1/1/31 (d)	30,000	30,623
5% 1/1/33 (d)	50,000	50,700
5% 1/1/34 (d)	60,000	60,694
5% 1/1/36 (d)	45,000	45,390
5% 1/1/37 (d)	80,000	80,540
TOTAL LOUISIANA		2,271,796
Maine - 0.5%
Maine Health & Higher Edl. Facilities Auth. Rev.:
(Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43 (Pre-Refunded to 7/1/23 @ 100)	235,000	238,084
Series 2013, 5% 7/1/25 (Pre-Refunded to 7/1/23 @ 100)	90,000	91,181
Series 2016 A:
4% 7/1/41	120,000	99,052
4% 7/1/46	165,000	130,248
5% 7/1/41	525,000	517,133
5% 7/1/46	1,400,000	1,357,480
Series 2017 B:
4% 7/1/25	20,000	20,165
4% 7/1/31	35,000	34,413
4% 7/1/32	25,000	24,133
4% 7/1/34	50,000	46,016
5% 7/1/26	15,000	15,623
5% 7/1/28	25,000	26,209
5% 7/1/29	20,000	20,914
5% 7/1/33	50,000	51,606
5% 7/1/35	40,000	40,882
Maine Hsg. Auth. Mtg. Series 2022 E, 5% 11/15/52	390,000	397,367
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/32	55,000	57,079
5% 7/1/36	130,000	134,124
5% 7/1/38	35,000	36,018
TOTAL MAINE		3,337,727
Maryland - 2.0%
Anne Arundel County Gen. Oblig. Series 2021:
5% 10/1/26	655,000	700,091
5% 4/1/27	730,000	785,267
5% 4/1/28	735,000	801,529
5% 4/1/28	1,240,000	1,352,239
Baltimore Proj. Rev.:
(Wtr. Proj.) Series 2020 A, 4% 7/1/45	585,000	525,313
(Wtr. Projs.) Series 2020 A, 5% 7/1/50	645,000	664,719
City of Westminster Series 2016:
5% 11/1/27	130,000	134,367
5% 11/1/28	140,000	144,541
5% 11/1/29	145,000	149,680
5% 11/1/30	155,000	159,399
Hsg. Opportunities Commission of Montgomery County Series 2021 C, 0.8% 7/1/25	145,000	132,959
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev. Series 2019 B, 4% 9/1/49	580,000	571,855
Maryland Dept. of Trans. Series 2021 B:
4% 8/1/51 (d)	530,000	442,809
5% 8/1/46 (d)	1,175,000	1,174,248
Maryland Econ. Dev. Auth. Rev. (Ports America Chesapeake LLC. Proj.) Series 2017 A:
5% 6/1/30	65,000	68,224
5% 6/1/35	100,000	103,351
Maryland Gen. Oblig. Series 2022 2C, 4% 3/1/29	1,260,000	1,310,561
Maryland Health & Higher Edl. Series 2021 A:
4% 6/1/55	200,000	154,622
5% 6/1/29	55,000	56,652
5% 6/1/33	130,000	132,293
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Medstar Health, Inc. Proj.) Series 2017 A, 5% 5/15/45	160,000	159,098
Series 2016 A:
4% 7/1/42	85,000	68,556
5% 7/1/35	35,000	35,226
Maryland Stadium Auth. Series 2022 A:
5% 6/1/47	1,935,000	2,027,430
5% 6/1/52	455,000	473,947
Prince Georges County Ctfs. of Prtn. Series 2021:
5% 10/1/27	720,000	768,566
5% 10/1/28	1,055,000	1,138,371
TOTAL MARYLAND		14,235,913
Massachusetts - 6.2%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2021 A1, 5% 7/1/34	1,100,000	1,195,455
Massachusetts Commonwealth Trans. Fund Rev.:
(Rail Enhacement Prog.) Series 2022 A, 5% 6/1/50	12,350,000	12,953,852
(Rail Enhancement Prog.) Series 2021 B, 5% 6/1/37	1,500,000	1,585,294
Massachusetts Dev. Fin. Agcy. Rev.:
(Lesley Univ. Proj.) Series 2016, 5% 7/1/39	85,000	85,787
(Partners Healthcare Sys., Inc. Proj.):
Series 2017 S:
5% 7/1/30	195,000	208,167
5% 7/1/34	215,000	224,421
Series 2017, 4% 7/1/41	505,000	459,646
(Univ. of Massachusetts Health Cr., Inc. Proj.) Series 2017 L, 4% 7/1/44	50,000	40,991
(Wentworth Institute of Technology Proj.) Series 2017:
5% 10/1/27	50,000	51,521
5% 10/1/28	55,000	56,631
5% 10/1/29	55,000	56,528
5% 10/1/31	60,000	61,176
5% 10/1/32	65,000	66,022
Series 2016:
5% 10/1/29	50,000	51,891
5% 10/1/30	75,000	77,720
5% 7/1/31	85,000	87,859
5% 10/1/31	80,000	82,690
5% 10/1/43	440,000	428,713
Series 2019, 5% 9/1/59	1,185,000	1,187,432
Series 2020 A:
4% 7/1/45	930,000	762,538
5% 10/15/28	440,000	483,228
5% 10/15/29	1,470,000	1,636,554
5% 10/15/30	1,470,000	1,652,682
Series 2021 V, 5% 7/1/55	1,595,000	1,681,692
Series 2022, 5% 10/1/38	2,500,000	2,635,394
Series J2, 5% 7/1/53	2,055,000	2,031,369
Series M:
4% 10/1/50	930,000	736,773
5% 10/1/45	700,000	684,866
Massachusetts Edl. Fing. Auth. Rev.:
Series 2016, 5% 7/1/24 (d)	410,000	419,181
Series 2019 B, 5% 7/1/27 (d)	200,000	208,712
Massachusetts Gen. Oblig.:
Series 2017 A:
5% 4/1/36	105,000	109,691
5% 4/1/42	405,000	418,649
Series 2019 A, 5% 1/1/49	295,000	306,046
Series 2019 C, 5% 5/1/49	460,000	478,037
Series D, 5% 7/1/45	1,110,000	1,164,237
Series E, 5% 11/1/45	470,000	493,812
Massachusetts Hsg. Fin. Auth. Series 2021 223, 3% 6/1/47	845,000	799,606
Massachusetts Port Auth. Rev.:
Series 2016 A:
5% 7/1/33	105,000	110,046
5% 7/1/34	55,000	57,529
5% 7/1/38	80,000	83,154
Series 2016 B, 5% 7/1/43 (d)	435,000	437,734
Series 2019 A, 5% 7/1/40 (d)	145,000	147,335
Series 2021 E:
5% 7/1/37 (d)	1,205,000	1,240,134
5% 7/1/41 (d)	2,040,000	2,076,767
5% 7/1/46 (d)	390,000	391,227
5% 7/1/51 (d)	2,645,000	2,642,976
Massachusetts Port Auth. Spl. Facilities Rev. (Bosfuel Proj.) Series 2019 A, 5% 7/1/49 (d)	435,000	434,443
TOTAL MASSACHUSETTS		43,286,208
Michigan - 1.1%
Detroit Downtown Dev. Auth. Tax Series A, 5% 7/1/37 (Assured Guaranty Muni. Corp. Insured)	120,000	120,990
Detroit Gen. Oblig. Series 2021 A, 5% 4/1/46	160,000	150,642
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2018 A:
5% 7/1/43	125,000	128,874
5% 7/1/48	535,000	542,700
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016, 5% 5/15/28	120,000	123,908
Michigan Bldg. Auth. Rev. Series 2015 I:
5% 4/15/30	240,000	250,657
5% 4/15/30 (Pre-Refunded to 10/15/25 @ 100)	10,000	10,509
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018, 5% 11/1/43	155,000	162,326
(Trinity Health Proj.) Series 2017, 5% 12/1/42	130,000	130,523
Series 2015 A, 5% 8/1/32 (Pre-Refunded to 8/1/24 @ 100)	165,000	169,772
Series 2015 MI, 5% 12/1/24	225,000	232,568
Series 2016, 5% 11/15/41	95,000	94,478
Series 2020 A, 4% 6/1/49	225,000	181,562
Series 2021:
4% 9/1/39	175,000	152,188
4% 9/1/40	175,000	150,853
4% 9/1/41	145,000	123,442
Michigan Hosp. Fin. Auth. Rev. Series 2008 C:
5% 12/1/32	70,000	73,478
5% 12/1/32 (Pre-Refunded to 12/1/27 @ 100)	5,000	5,396
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series A, 3.5% 12/1/50	180,000	174,441
Oakland Univ. Rev. Series 2019:
5% 3/1/40	300,000	310,502
5% 3/1/41	315,000	325,536
5% 3/1/44	615,000	632,288
5% 3/1/50	1,000,000	1,023,257
Portage Pub. Schools Series 2016:
5% 11/1/30	145,000	152,326
5% 11/1/31	130,000	136,568
5% 11/1/36	15,000	15,722
Univ. of Michigan Rev. Series 2020 A, 4% 4/1/45	440,000	402,569
Wayne County Arpt. Auth. Rev.:
Series 2015 F, 5% 12/1/27 (d)	355,000	363,652
Series 2015 G, 5% 12/1/28 (d)	275,000	281,616
Series 2017 A:
4% 12/1/33 (Assured Guaranty Muni. Corp. Insured)	75,000	71,514
4% 12/1/34 (Assured Guaranty Muni. Corp. Insured)	60,000	56,573
4% 12/1/35 (Assured Guaranty Muni. Corp. Insured)	60,000	56,711
4% 12/1/36 (Assured Guaranty Muni. Corp. Insured)	65,000	60,695
5% 12/1/31	20,000	21,049
5% 12/1/32	20,000	20,899
5% 12/1/34	35,000	36,300
5% 12/1/35	30,000	30,935
5% 12/1/37	20,000	20,528
Series 2017 B:
5% 12/1/29 (d)	30,000	31,109
5% 12/1/30 (d)	35,000	36,040
5% 12/1/31 (d)	40,000	40,876
5% 12/1/32 (d)	30,000	30,550
5% 12/1/32 (d)	25,000	25,481
5% 12/1/34 (d)	30,000	30,350
5% 12/1/35 (d)	30,000	30,313
5% 12/1/37 (d)	45,000	45,363
5% 12/1/42 (d)	50,000	49,812
Series 2018 B, 5% 12/1/48 (d)	295,000	293,721
Series 2018 D, 5% 12/1/29 (d)	235,000	245,165
TOTAL MICHIGAN		7,857,327
Minnesota - 0.1%
Maple Grove Health Care Sys. Rev.:
Series 2015, 5% 9/1/29	140,000	142,513
Series 2017, 5% 5/1/25	40,000	41,041
Minnesota Higher Ed. Facilities Auth. Rev. Series 2018 A:
5% 10/1/30	40,000	41,771
5% 10/1/45	85,000	85,824
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	60,000	61,071
Shakopee Sr. Hsg. Rev. Bonds Series 2018, 5.85%, tender 11/1/25 (b)(e)	370,000	362,869
TOTAL MINNESOTA		735,089
Mississippi - 0.1%
Mississippi Home Corp. Series 2021 B:
3% 6/1/51	425,000	402,390
5% 6/1/27	210,000	223,327
TOTAL MISSISSIPPI		625,717
Missouri - 0.4%
Cape Girardeau County Indl. Dev. Auth. (Southeast Hosp. Proj.) Series 2017 A:
5% 3/1/30	35,000	35,527
5% 3/1/31	80,000	80,856
5% 3/1/36	155,000	155,030
Kansas City Indl. Dev. Auth. (Kansas City Int'l. Arpt. Term. Modernization Proj.) Series 2019 B, 5% 3/1/38 (d)	145,000	145,020
Missouri Health & Edl. Facilities Rev. Series 2015 B:
3.125% 2/1/27	50,000	48,318
3.25% 2/1/28	50,000	48,230
5% 2/1/29	65,000	66,387
5% 2/1/31	130,000	132,280
5% 2/1/33	145,000	146,831
5% 2/1/36	135,000	135,902
Missouri Hsg. Dev. Commission Single Family Mtg. Rev.:
Series 2019, 4% 5/1/50	40,000	39,440
Series 2021 A, 3% 5/1/52	745,000	705,339
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. Series 2018 A:
5.125% 9/1/48	75,000	63,224
5.25% 9/1/53	1,335,000	1,126,129
TOTAL MISSOURI		2,928,513
Montana - 0.0%
Montana Board Hsg. Single Family:
Series 2017 B, 4% 12/1/48 (d)	40,000	39,788
Series 2019 B, 4% 6/1/50	30,000	29,466
TOTAL MONTANA		69,254
Nebraska - 0.4%
Central Plains Energy Proj. Gas Supply Bonds Series 2019, 4%, tender 8/1/25 (b)	1,710,000	1,701,878
Douglas County Neb Edl. Facilities Rev. (Creighton Univ. Proj.) Series 2017:
4% 7/1/34	50,000	47,862
5% 7/1/36	35,000	36,233
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2019 B, 4% 9/1/49 (d)	125,000	123,754
Series 2019 E, 3.75% 9/1/49 (d)	140,000	138,146
Nebraska Pub. Pwr. District Rev. Series 2016 B:
5% 1/1/37	125,000	128,727
5% 1/1/40	55,000	56,488
Omaha Arpt. Auth. Arpt. Rev. Series 2017 A:
5% 12/15/22 (d)	40,000	40,126
5% 12/15/25 (d)	20,000	20,729
5% 12/15/26 (d)	75,000	78,150
5% 12/15/27 (d)	50,000	51,976
5% 12/15/30 (d)	75,000	77,246
5% 12/15/31 (d)	40,000	41,031
5% 12/15/33 (d)	40,000	40,844
5% 12/15/35 (d)	100,000	101,317
5% 12/15/36 (d)	25,000	25,277
TOTAL NEBRASKA		2,709,784
Nevada - 0.5%
Clark County Arpt. Rev.:
Series 2014 A2, 5% 7/1/30	140,000	143,428
Series 2019 A, 5% 7/1/26	570,000	601,828
Clark County Poll. Cont. Rev. Bonds Series 2017, 1.65%, tender 3/31/23 (b)	305,000	302,012
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2016 B, 5% 6/1/36	230,000	238,733
Nevada Hsg. Division Single Family Mtg. Rev.:
Series 2019 B, 4% 10/1/49	80,000	78,950
Series 2021 B, 3% 10/1/51	2,535,000	2,369,293
TOTAL NEVADA		3,734,244
New Hampshire - 1.0%
Nat'l. Fin. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2021 B, 5% 8/15/26	190,000	199,725
Nat'l. Finnance Auth. Series 2020 1, 4.125% 1/20/34	426,122	394,853
New Hampshire Health & Ed. Facilities Auth.:
(Concord Hosp.) Series 2017, 5% 10/1/42	150,000	149,074
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A:
5% 8/1/28	60,000	62,780
5% 8/1/29	55,000	57,252
5% 8/1/30	50,000	51,697
(Partners Healthcare Sys., Inc. Proj.) Series 2017:
5% 7/1/30	130,000	138,778
5% 7/1/32	195,000	206,009
5% 7/1/33	175,000	183,920
5% 7/1/34	270,000	281,831
5% 7/1/35	285,000	297,009
5% 7/1/36	300,000	312,290
5% 7/1/37	260,000	270,170
Series 2017, 5% 7/1/44	665,000	630,369
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2012:
4% 7/1/32	140,000	129,325
5% 7/1/24	50,000	50,039
5% 7/1/25	60,000	60,044
5% 7/1/27	25,000	25,014
Series 2016:
4% 10/1/38	120,000	107,511
5% 10/1/24	105,000	107,524
5% 10/1/25	105,000	108,671
5% 10/1/29	340,000	348,818
5% 10/1/31	265,000	270,192
5% 10/1/33	205,000	208,108
5% 10/1/38	375,000	370,262
New Hampshire Nat'l. Fin. Auth. Series 2022 2, 4% 10/20/36	2,430,000	2,124,470
TOTAL NEW HAMPSHIRE		7,145,735
New Jersey - 3.7%
Atlantic County Impt. Auth. (Atlantic City Campus Proj.) Series 2016 A:
5% 7/1/28 (Assured Guaranty Muni. Corp. Insured)	55,000	57,645
5% 7/1/30 (Assured Guaranty Muni. Corp. Insured)	130,000	136,057
5% 7/1/32 (Assured Guaranty Muni. Corp. Insured)	65,000	67,807
5% 7/1/33 (Assured Guaranty Muni. Corp. Insured)	65,000	67,661
New Jersey Econ. Dev. Auth.:
(White Horse HMT Urban Renewal LLC Proj.) Series 2020, 5% 1/1/40 (e)	100,000	76,340
Series 2013, 5% 3/1/27	205,000	205,761
Series A:
5% 11/1/31	665,000	687,651
5% 11/1/36	745,000	751,587
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (e)	100,000	78,629
Series 2013, 5% 3/1/24	910,000	915,077
Series 2014 PP, 5% 6/15/26	325,000	330,178
Series 2014 RR, 5% 6/15/32 (Pre-Refunded to 6/15/24 @ 100)	70,000	72,126
Series 2014 UU, 5% 6/15/30 (Pre-Refunded to 6/15/24 @ 100)	90,000	92,659
Series 2015 XX, 5.25% 6/15/27	860,000	885,826
Series LLL, 5% 6/15/44	335,000	331,493
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev. Bonds (New Jersey-American Wtr. Co., Inc.) Series 2020, 1.2%, tender 6/1/23 (b)(d)	2,350,000	2,310,564
New Jersey Edl. Facility Series 2016 A:
5% 7/1/31	105,000	107,542
5% 7/1/32	120,000	122,656
New Jersey Gen. Oblig. Series 2020 A:
4% 6/1/30	290,000	293,272
4% 6/1/31	110,000	110,854
4% 6/1/32	75,000	75,179
5% 6/1/29	325,000	351,862
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2016 A:
5% 7/1/25 (Escrowed to Maturity)	100,000	104,232
5% 7/1/26 (Escrowed to Maturity)	55,000	58,170
5% 7/1/26 (Escrowed to Maturity)	20,000	21,117
5% 7/1/27	40,000	42,069
5% 7/1/27 (Pre-Refunded to 7/1/26 @ 100)	25,000	26,396
5% 7/1/28	20,000	21,026
5% 7/1/29 (Pre-Refunded to 7/1/26 @ 100)	35,000	37,017
5% 7/1/29 (Pre-Refunded to 7/1/26 @ 100)	25,000	26,396
5% 7/1/30	50,000	52,472
5% 7/1/30 (Pre-Refunded to 7/1/26 @ 100)	45,000	47,513
Series 2016:
4% 7/1/48	145,000	112,963
5% 7/1/41	185,000	172,147
Series 2021, 3% 7/1/39	590,000	448,004
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2017 1A:
5% 12/1/22 (d)	60,000	60,144
5% 12/1/26 (d)	270,000	281,250
Series 2018 B:
5% 12/1/25 (d)	215,000	222,040
5% 12/1/26 (d)	305,000	316,522
Series 2019 A:
5% 12/1/23	90,000	91,732
5% 12/1/24	55,000	56,676
5% 12/1/25	95,000	99,116
Series 2020:
5% 12/1/24 (d)	425,000	435,727
5% 12/1/24 (d)	205,000	209,747
5% 12/1/27 (d)	165,000	171,704
5% 12/1/28 (d)	295,000	310,008
Series 2022 A, 5% 12/1/26 (d)	205,000	213,143
Series 2022 B, 5% 12/1/26 (d)	2,100,000	2,175,263
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2015 E, 5% 1/1/34	235,000	241,022
Series D, 5% 1/1/28	245,000	255,943
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA, 5.25% 6/15/43	1,460,000	1,475,860
Series 2010 A, 0% 12/15/27	690,000	557,861
Series 2014 BB2, 5% 6/15/33	1,280,000	1,311,573
Series 2016 A:
5% 6/15/27	135,000	141,144
5% 6/15/28	560,000	581,334
5% 6/15/29	115,000	119,058
Series 2018 A, 5% 12/15/34	195,000	197,140
Series 2022 A:
4% 6/15/40	220,000	190,886
4% 6/15/41	945,000	814,576
Series 2022 AA:
5% 6/15/29	295,000	307,885
5% 6/15/30	1,625,000	1,700,660
5% 6/15/33	380,000	388,148
Series AA:
4% 6/15/36	280,000	252,102
4% 6/15/45	620,000	523,915
5% 6/15/38	315,000	315,048
5% 6/15/45	140,000	138,460
Series BB, 5% 6/15/33	1,265,000	1,288,450
South Jersey Trans. Auth. Trans. Sys. Rev. Series 2022 A, 5% 11/1/39	750,000	769,382
TOTAL NEW JERSEY		25,511,467
New Mexico - 0.4%
New Mexico Edl. Assistance Foundation Series 2021 1A:
5% 9/1/23 (d)	530,000	536,673
5% 9/1/24 (d)	295,000	302,414
5% 9/1/26 (d)	945,000	986,507
5% 9/1/27 (d)	445,000	466,383
5% 9/1/29 (d)	175,000	185,954
New Mexico Mtg. Fin. Auth. Series 2019 D, 3.75% 1/1/50	95,000	92,983
Santa Fe Retirement Fac. Series 2019 A:
5% 5/15/34	20,000	18,234
5% 5/15/39	15,000	13,120
5% 5/15/44	15,000	12,605
5% 5/15/49	30,000	24,434
TOTAL NEW MEXICO		2,639,307
New York - 9.0%
Dorm. Auth. New York Univ. Rev.:
(Fordham Univ. Proj.) Series 2017:
4% 7/1/33	65,000	62,433
4% 7/1/34	65,000	61,859
Series 2017:
5% 12/1/23 (e)	100,000	100,767
5% 12/1/24 (e)	100,000	101,363
5% 12/1/25 (e)	100,000	101,609
Long Island Pwr. Auth. Elec. Sys. Rev. Bonds Series 2021 B, 1.5%, tender 9/1/26 (b)	630,000	561,697
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	1,300,000	1,297,021
New York City Edl. Construction Fund Series 2021 B, 5% 4/1/46	760,000	785,805
New York City Gen. Oblig.:
Series 2016 E, 5% 8/1/28	220,000	231,240
Series A, 5% 8/1/26	295,000	312,890
New York City Hsg. Dev. Corp. Multifamily Hsg. Bonds:
Series 2021 C2, 0.7%, tender 7/1/25 (b)	355,000	323,056
Series 2021 K2, 0.9%, tender 1/1/26 (b)	2,435,000	2,192,567
Series 2021, 0.6%, tender 7/1/25 (b)	500,000	454,090
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2022 EE, 5% 6/15/45	3,785,000	3,943,738
Series GG 1, 5% 6/15/48	5,265,000	5,441,409
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series 2015 S2, 5% 7/15/35	90,000	92,676
New York City Transitional Fin. Auth. Rev.:
Series 2018 A2, 5% 8/1/39	585,000	601,739
Series 2018 B, 5% 8/1/45	1,860,000	1,889,201
New York City Trust Cultural Resources Rev. Series 2021, 5% 7/1/31	1,000,000	1,088,421
New York Dorm. Auth. Rev.:
Series 2022 A:
5% 7/15/37	120,000	118,140
5% 7/15/42	340,000	327,189
5% 7/15/50	880,000	822,818
Series 2022:
4% 7/1/36	445,000	414,683
4% 7/1/38	140,000	126,637
4% 7/1/40	235,000	208,295
5% 7/1/34	295,000	314,946
5% 7/1/35	295,000	314,162
5% 7/1/37	485,000	512,737
5% 7/1/39	145,000	152,592
5% 7/1/41	260,000	272,458
5% 7/1/57	2,190,000	1,957,892
New York Metropolitan Trans. Auth. Rev.:
Series 2014 B, 5% 11/15/44	505,000	483,505
Series 2015 A1:
5% 11/15/29	145,000	147,421
5% 11/15/45	375,000	358,090
Series 2017 C1, 5% 11/15/30	990,000	1,014,682
Series 2017 D, 5% 11/15/30	2,120,000	2,172,854
Series 2020 D, 4% 11/15/46	3,440,000	2,830,338
New York State Dorm. Auth. Series 2018 A, 5.25% 3/15/38	585,000	619,648
New York State Hsg. Fin. Agcy. Rev.:
Bonds Series 2021 J2:
1%, tender 11/1/26 (b)	355,000	314,056
1.1%, tender 5/1/27 (b)	1,310,000	1,139,601
Series J, 0.75% 5/1/25	415,000	384,456
New York State Mtg. Agcy. Homeowner Mtg. Series 221, 3.5% 10/1/32 (d)	55,000	53,439
New York State Urban Dev. Corp.:
Series 2020 E:
4% 3/15/44	2,555,000	2,295,869
4% 3/15/45	2,055,000	1,840,546
Series 2022 A, 5% 3/15/40 (g)	12,000,000	12,615,730
New York State Urban Eev Corp. Series 2019 A, 5% 3/15/37	1,315,000	1,381,807
New York Trans. Dev. Corp.:
(Laguardia Arpt. Term. Redev. Proj.) Series 2016 A, 5% 7/1/41 (d)	215,000	205,052
(Term. 4 John F. Kennedy Int'l. Arpt. Proj.) Series 2022:
5% 12/1/32 (d)	415,000	418,740
5% 12/1/33 (d)	640,000	636,748
5% 12/1/34 (d)	700,000	691,749
5% 12/1/35 (d)	350,000	343,753
5% 12/1/36 (d)	240,000	233,739
5% 12/1/37 (d)	635,000	616,543
5% 12/1/38 (d)	1,550,000	1,495,496
5% 12/1/39 (d)	1,185,000	1,140,659
5% 12/1/40 (d)	1,000,000	961,039
5% 12/1/41 (d)	910,000	871,560
5% 12/1/42 (d)	455,000	433,887
New York Urban Dev. Corp. Rev.:
(New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/34	320,000	334,429
Gen. Oblig. (New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/32	275,000	289,597
Niagara Area Dev. Corp. Rev. (Catholic Health Sys., Inc. Proj.) Series 2022, 4.5% 7/1/52	600,000	439,710
Onondaga Civic Dev. Corp. (Le Moyne College Proj.) Series 2018, 5% 1/1/43	50,000	48,618
Rockland County Gen. Oblig. Series 2014 A, 4% 3/1/23 (Assured Guaranty Muni. Corp. Insured)	55,000	55,222
Schenectady County Cap. Resources Corp. Rev. (Union College Proj.) Series 2017, 5% 1/1/40	785,000	793,391
Suffolk County Econ. Dev. Corp. Rev. Series 2021:
4.625% 11/1/31 (e)	100,000	85,262
5.375% 11/1/54 (e)	260,000	204,093
Triborough Bridge & Tunnel Auth. Revs. Series 2015 A, 5.25% 11/15/45	255,000	261,190
TOTAL NEW YORK		63,398,649
New York And New Jersey - 0.1%
Port Auth. of New York & New Jersey Series 194, 5.25% 10/15/55	330,000	338,586
North Carolina - 0.3%
Charlotte Int'l. Arpt. Rev.:
Series 2017 A:
5% 7/1/30	80,000	85,072
5% 7/1/33	75,000	78,325
5% 7/1/37	180,000	185,963
Series 2017 B:
5% 7/1/23 (d)	10,000	10,108
5% 7/1/25 (d)	5,000	5,159
5% 7/1/26 (d)	5,000	5,190
5% 7/1/27 (d)	10,000	10,436
5% 7/1/28 (d)	10,000	10,396
5% 7/1/29 (d)	10,000	10,365
5% 7/1/30 (d)	15,000	15,520
5% 7/1/31 (d)	25,000	25,752
5% 7/1/32 (d)	25,000	25,687
5% 7/1/33 (d)	25,000	25,619
5% 7/1/34 (d)	30,000	30,552
5% 7/1/35 (d)	20,000	20,296
5% 7/1/36 (d)	15,000	15,187
5% 7/1/37 (d)	20,000	20,234
5% 7/1/42 (d)	60,000	60,122
Series 2017 C, 4% 7/1/32	75,000	72,548
New Hanover County Hosp. Rev. Series 2017:
5% 10/1/27 (Escrowed to Maturity)	20,000	21,539
5% 10/1/47 (Pre-Refunded to 10/1/27 @ 100)	165,000	177,695
North Carolina Med. Care Commission Health Care Facilities Rev. Bonds:
Series 2019 B, 2.2%, tender 12/1/22 (b)	505,000	504,085
Series 2019 C, 2.55%, tender 6/1/26 (b)	875,000	835,203
TOTAL NORTH CAROLINA		2,251,053
North Dakota - 0.7%
Grand Forks Health Care Sys. Rev. Series 2021:
4% 12/1/35	530,000	463,147
4% 12/1/36	335,000	290,103
4% 12/1/37	405,000	347,495
4% 12/1/38	365,000	309,550
5% 12/1/33	550,000	561,336
5% 12/1/34	660,000	671,079
North Dakota Hsg. Fin. Agcy.:
Series 2021 A, 3% 1/1/52	245,000	231,994
Series 2021 B, 3% 7/1/52	780,000	729,042
Series 2022, 5% 1/1/53	945,000	962,843
TOTAL NORTH DAKOTA		4,566,589
Ohio - 2.9%
Akron Bath Copley Hosp. District Rev. Series 2016, 5.25% 11/15/46	715,000	698,318
Allen County Hosp. Facilities Rev.:
(Mercy Health) Series 2017 A:
5% 8/1/25	150,000	155,788
5% 8/1/26	100,000	104,781
5% 8/1/27	125,000	132,327
5% 8/1/28	145,000	154,218
5% 8/1/29	265,000	281,313
5% 8/1/30	215,000	227,225
Series 2020 A, 4% 12/1/40	1,175,000	1,055,125
American Muni. Pwr., Inc. Rev. (Greenup Hydroelectric Proj.) Series 2016, 5% 2/15/46	620,000	625,687
Buckeye Tobacco Settlement Fing. Auth.:
Series 2020 A2:
5% 6/1/32	685,000	711,525
5% 6/1/33	2,275,000	2,351,401
Series 2020 B2, 5% 6/1/55	1,145,000	961,814
Chillicothe Hosp. Facilities Rev. (Adena Health Sys. Oblig. Group Proj.) Series 2017, 5% 12/1/47	295,000	289,301
Columbus City School District Series 2016 A, 5% 12/1/29	105,000	110,821
Franklin County Convention Facilities Authorities (Greater Columbus Convention Ctr. Hotel Expansion Proj.) Series 2019:
5% 12/1/46	325,000	338,178
5% 12/1/51	485,000	503,142
Franklin County Hosp. Facilities Rev. (Ohiohealth Corp. Proj.) Series 2015, 5% 5/15/40	340,000	342,821
Lancaster Port Auth. Gas Rev. Bonds Series 2019, 5%, tender 2/1/25 (b)	685,000	698,985
Montgomery County Hosp. Rev. (Kettering Health Network Obligated Group Proj.) Series 2021, 5% 8/1/30	410,000	429,457
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/33	225,000	214,684
Ohio Gen. Oblig.:
Series 2021 A:
5% 3/1/29	195,000	215,189
5% 3/1/29	260,000	286,919
5% 3/1/30	240,000	268,160
5% 3/1/30	355,000	396,653
Series 2021 B:
5% 2/1/29	475,000	523,619
5% 2/1/30	395,000	440,994
Series 2021 C:
5% 3/15/29	595,000	656,931
5% 3/15/30	595,000	665,057
Ohio Higher Edl. Facility Commission Rev. (Univ. of Dayton Proj.) Series 2018 B, 5% 12/1/36	345,000	360,113
Ohio Hosp. Facilities Rev. Series 2021 B:
5% 1/1/24	315,000	321,479
5% 1/1/25	350,000	362,198
5% 1/1/26	415,000	434,055
5% 1/1/27	955,000	1,010,789
Ohio Hosp. Rev. Series 2020 A, 4% 1/15/50	75,000	63,535
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	35,000	34,970
Ohio Major New State Infrastructure Rev. Series 2021 1A:
5% 12/15/29	585,000	646,378
5% 12/15/30	530,000	589,702
Ohio Tpk. Commission Tpk. Rev.:
(Infrastructure Proj.) Series 2005 A, 0% 2/15/42	130,000	48,480
(Infrastructure Projs.) Series 2022 A:
5% 2/15/31 (g)(h)	735,000	807,555
5% 2/15/39 (g)(h)	195,000	209,127
Scioto County Hosp. Facilities Rev.:
Series 2016:
5% 2/15/29	110,000	112,627
5% 2/15/34	20,000	20,133
Series 2019, 5% 2/15/29	245,000	251,171
Univ. of Akron Gen. Receipts Series 2016 A, 5% 1/1/35	230,000	238,013
Washington County Hosp. Rev. Series 2022:
6% 12/1/28	260,000	251,864
6% 12/1/29	270,000	260,691
6% 12/1/30	290,000	277,464
6% 12/1/31	310,000	293,401
Wood County Hosp. Facilities Rev. (Wood County Hosp. Proj.) Series 2012, 5% 12/1/32 (Pre-Refunded to 12/1/22 @ 100)	25,000	25,078
TOTAL OHIO		20,459,256
Oklahoma - 0.1%
Oklahoma City Arpt. Trust Series 33, 5% 7/1/47 (d)	115,000	114,551
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/28	65,000	68,079
5% 10/1/29	70,000	73,234
5% 10/1/36	50,000	52,007
5% 10/1/39	100,000	103,812
Oklahoma Dev. Fin. Auth. Rev. (Oklahoma City Univ. Proj.) Series 2019, 5% 8/1/44	180,000	162,707
TOTAL OKLAHOMA		574,390
Oregon - 1.8%
Beaverton School District Series 2022 A:
0% 6/15/41	4,250,000	1,668,215
0% 6/15/42	4,155,000	1,532,213
Oregon Gen. Oblig. Series 2022 A:
5% 5/1/40	3,330,000	3,579,716
5% 12/1/52	670,000	682,546
Oregon State Hsg. & Cmnty. Svcs. Dept.:
(Single Family Mtg. Prog.) Series A, 3.5% 1/1/51	250,000	241,988
Series 2019 A, 4% 7/1/50	465,000	458,930
Port of Portland Arpt. Rev.:
Series 2020 27A, 5% 7/1/45 (d)	785,000	782,650
Series 2022 28:
5% 7/1/41 (d)	1,760,000	1,772,016
5% 7/1/52 (d)	1,480,000	1,460,979
Salem Hosp. Facility Auth. Rev. Series 2016 A, 4% 5/15/41	260,000	229,153
TOTAL OREGON		12,408,406
Pennsylvania - 6.7%
Allegheny County Arpt. Auth. Rev. Series 2021 A:
5% 1/1/51 (d)	2,730,000	2,711,586
5% 1/1/56 (d)	1,655,000	1,614,591
Allegheny County Indl. Dev. Auth. Rev. Series 2021:
3.5% 12/1/31	220,000	174,577
4% 12/1/41	335,000	233,394
4.25% 12/1/50	375,000	247,203
Bucks County Indl. Dev. Auth. Hosp. Rev. Series 2021:
5% 7/1/32	150,000	147,710
5% 7/1/34	20,000	19,109
5% 7/1/38	395,000	364,297
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.) Series 2015 A, 5% 7/1/35	730,000	733,521
Cap. Region Wtr. Wtr. Rev. Series 2018:
5% 7/15/27	50,000	53,336
5% 7/15/29	80,000	87,040
5% 7/15/32	50,000	53,938
Commonwealth Fing. Auth. Rev. Series 2020 A:
5% 6/1/26	515,000	541,373
5% 6/1/28	275,000	295,240
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A:
5% 6/1/28	55,000	56,810
5% 6/1/29	60,000	61,747
Delaware County Auth. Rev.:
(Cabrini College) Series 2017, 5% 7/1/47	815,000	711,766
Series 2017:
5% 7/1/28	105,000	103,487
5% 7/1/29	400,000	393,610
Doylestown Hosp. Auth. Hosp. Rev.:
Series 2016 A, 5% 7/1/46	75,000	63,210
Series 2019, 5% 7/1/49	285,000	236,049
Dubois Hosp. Auth. Hosp. Rev. (Penn Highlands Healthcare Proj.) Series 2018:
4% 7/15/33	125,000	116,767
4% 7/15/35	130,000	119,153
4% 7/15/37	255,000	230,007
5% 7/15/25	20,000	20,504
5% 7/15/26	65,000	67,101
5% 7/15/27	105,000	108,681
5% 7/15/28	80,000	83,024
5% 7/15/29	85,000	87,845
5% 7/15/30	110,000	113,194
5% 7/15/31	75,000	76,939
5% 7/15/32	80,000	81,845
5% 7/15/34	85,000	86,356
5% 7/15/36	255,000	257,898
5% 7/15/38	305,000	301,158
5% 7/15/43	355,000	349,462
Lehigh County Gen. Purp. Auth. Rev. (Muhlenberg College Proj.) Series 2017, 5% 2/1/39	130,000	133,162
Monroe County Hosp. Auth. Rev. Series 2016:
5% 7/1/26	50,000	51,954
5% 7/1/27	50,000	51,875
5% 7/1/28	50,000	51,679
5% 7/1/34	185,000	187,999
5% 7/1/36	100,000	101,417
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A:
5% 10/1/22	70,000	70,000
5% 10/1/23	20,000	20,157
5% 10/1/24	60,000	60,615
5% 10/1/25	55,000	54,904
5% 10/1/27	25,000	24,788
Series 2016 A:
5% 10/1/28	75,000	73,451
5% 10/1/29	130,000	126,890
5% 10/1/31	230,000	220,786
5% 10/1/36	415,000	383,054
5% 10/1/40	205,000	184,093
Northampton County Gen. Purp. Auth. Hosp. Rev.:
(St. Luke's Univ. Health Network Proj.):
Series 2016 A, 5% 8/15/36	40,000	40,298
Series 2018 A, 4% 8/15/48	645,000	537,632
Series 2016 A, 5% 8/15/46	1,515,000	1,489,179
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds Series 2011, 2.15%, tender 7/1/24 (b)(d)	935,000	906,304
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.):
Series 2016, 5% 5/1/35	175,000	178,128
Series 2017:
5% 5/1/35	65,000	66,450
5% 5/1/37	80,000	81,538
5% 5/1/41	360,000	364,089
Series 2016:
5% 5/1/28	25,000	25,857
5% 5/1/32	65,000	66,510
5% 5/1/33	85,000	86,800
Series 2018 A, 5% 2/15/48	95,000	98,799
Pennsylvania Hsg. Fin. Agcy.:
Series 2020 13 2A, 3.5% 4/1/51	110,000	107,951
Series 2021 134B, 5% 4/1/27 (d)	395,000	408,499
Series 2021 137, 3% 10/1/51	1,155,000	1,071,852
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2021 B, 5% 12/1/46	2,645,000	2,705,636
Series 2021 C:
5% 12/1/27	220,000	236,446
5% 12/1/28	215,000	233,747
Philadelphia Arpt. Rev.:
Series 2017 A:
5% 7/1/25	50,000	51,983
5% 7/1/26	50,000	52,523
5% 7/1/27	40,000	42,399
Series 2017 B:
5% 7/1/23 (d)	75,000	75,539
5% 7/1/26 (d)	150,000	154,752
5% 7/1/27 (d)	125,000	129,461
5% 7/1/28 (d)	150,000	155,279
5% 7/1/29 (d)	115,000	118,994
5% 7/1/32 (d)	150,000	152,771
5% 7/1/33 (d)	115,000	116,376
5% 7/1/34 (d)	205,000	206,601
5% 7/1/37 (d)	230,000	229,975
5% 7/1/42 (d)	685,000	680,754
5% 7/1/47 (d)	1,165,000	1,147,479
Series 2021:
5% 7/1/26 (d)	3,765,000	3,884,278
5% 7/1/27 (d)	5,190,000	5,375,223
5% 7/1/28 (d)	550,000	572,985
5% 7/1/34 (d)	1,100,000	1,129,539
5% 7/1/35 (d)	590,000	603,495
5% 7/1/51 (d)	1,000,000	988,712
Philadelphia Auth. for Indl. Dev. Series 2017, 5% 11/1/47	400,000	392,849
Philadelphia School District:
Series 2016 D:
5% 9/1/25	445,000	461,021
5% 9/1/26	465,000	485,081
5% 9/1/27	490,000	517,540
5% 9/1/28	410,000	431,052
Series 2016 F:
5% 9/1/28	710,000	746,456
5% 9/1/29	460,000	482,079
Series 2018 A:
5% 9/1/36	95,000	98,056
5% 9/1/37	55,000	56,611
5% 9/1/38	90,000	92,324
Series 2018 B, 5% 9/1/43	130,000	132,643
Series 2019 A:
4% 9/1/35	385,000	366,349
5% 9/1/30	400,000	420,144
5% 9/1/31	320,000	334,757
5% 9/1/34	185,000	198,982
Series F, 5% 9/1/30	345,000	360,409
Philadelphia Wtr. & Wastewtr. Rev. Series 2018 A, 5% 10/1/34	1,055,000	1,127,745
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2019 A, 5% 9/1/38 (Assured Guaranty Muni. Corp. Insured)	200,000	212,499
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 A:
4% 6/1/44	140,000	123,479
4% 6/1/49	335,000	287,211
5% 6/1/44	245,000	249,993
5% 6/1/49	390,000	396,192
State Pub. School Bldg. Auth. Lease Rev. (The School District of Philadelphia Proj.) Series 2015 A, 5% 6/1/26	65,000	67,522
Union County Hosp. Auth. Rev. Series 2018 B:
5% 8/1/43	280,000	280,071
5% 8/1/48	1,225,000	1,195,493
TOTAL PENNSYLVANIA		46,891,743
Puerto Rico - 0.5%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
4% 7/1/33	1,927,686	1,695,209
4% 7/1/35	695,000	594,109
5.625% 7/1/27	201,149	205,326
5.625% 7/1/29	1,000,434	1,023,237
TOTAL PUERTO RICO		3,517,881
Rhode Island - 1.5%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B:
5% 9/1/31	420,000	383,825
5% 9/1/36	355,000	307,558
Series 2016, 5% 5/15/39	320,000	319,089
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. Series 2022 A, 5% 9/1/33	7,000,000	7,857,224
Rhode Island Hsg. & Mtg. Fin. Corp.:
Series 2019 70, 4% 10/1/49	85,000	83,961
Series 2021 74, 3% 4/1/49	640,000	607,941
Rhode Island Hsg. & Mtg. Fin. Corp. Rev. Series 72 A, 3.5% 10/1/50	190,000	184,538
Rhode Island Student Ln. Auth. Student Ln. Rev. Series A:
3.5% 12/1/34 (d)	70,000	67,778
5% 12/1/24 (d)	225,000	230,444
5% 12/1/28 (d)	500,000	533,011
TOTAL RHODE ISLAND		10,575,369
South Carolina - 0.9%
Charleston County Arpt. District Series 2019, 5% 7/1/43	145,000	148,216
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/25	140,000	145,149
5% 12/1/28	285,000	295,037
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Series 2019 A, 4% 1/1/50	120,000	117,968
South Carolina Jobs-Econ. Dev. Auth. Series 2019 C, 5% 7/1/33	365,000	375,835
South Carolina Ports Auth. Ports Rev. Series 2015, 5.25% 7/1/55 (Pre-Refunded to 7/1/25 @ 100) (d)	55,000	57,758
South Carolina Pub. Svc. Auth. Rev.:
Series 2015 C, 5% 12/1/22	425,000	426,281
Series 2016 A:
5% 12/1/29	150,000	155,336
5% 12/1/38	15,000	15,045
Series 2016 B:
5% 12/1/31	55,000	56,516
5% 12/1/41	765,000	759,852
Series A, 5% 12/1/23	385,000	392,852
Spartanburg County Reg'l. Health Series 2017 A:
4% 4/15/43	945,000	818,018
4% 4/15/48	660,000	554,198
5% 4/15/48	2,265,000	2,220,304
TOTAL SOUTH CAROLINA		6,538,365
South Dakota - 0.0%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Avera Health Proj.) Series 2017, 5% 7/1/31	35,000	36,897
Series 2017:
5% 7/1/26	15,000	15,703
5% 7/1/28	15,000	15,959
5% 7/1/29	30,000	31,904
TOTAL SOUTH DAKOTA		100,463
Tennessee - 1.6%
Chattanooga Health Ed. & Hsg. Facility Board Rev. Series 2019 A1, 4% 8/1/44	610,000	506,068
Jackson Hosp. Rev. Series 2018 A:
5% 4/1/41	560,000	560,150
5% 4/1/41 (Pre-Refunded to 10/1/28 @ 100)	30,000	32,522
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2018, 5% 7/1/37 (d)	235,000	237,079
Metropolitan Nashville Arpt. Auth. Rev.:
Series 2015 B, 4% 7/1/25 (d)	130,000	130,332
Series 2019 B:
5% 7/1/38 (d)	965,000	975,010
5% 7/1/54 (d)	300,000	295,573
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Series 2021 C:
5% 1/1/27	3,010,000	3,222,608
5% 1/1/30	3,525,000	3,915,474
Tennessee Hsg. Dev. Agcy. Residential:
Series 2021 1, 3% 7/1/51	825,000	783,391
Series 2021 3A, 3% 1/1/52	320,000	301,172
TOTAL TENNESSEE		10,959,379
Texas - 5.8%
Austin Arpt. Sys. Rev.:
Series 2014:
5% 11/15/26 (d)	50,000	50,918
5% 11/15/27 (d)	65,000	66,083
5% 11/15/28 (d)	75,000	76,234
5% 11/15/39 (d)	275,000	275,613
Series 2017 B:
5% 11/15/28 (d)	50,000	51,539
5% 11/15/30 (d)	80,000	81,946
5% 11/15/32 (d)	60,000	60,948
5% 11/15/35 (d)	65,000	65,556
5% 11/15/36 (d)	105,000	105,803
5% 11/15/37 (d)	70,000	70,461
5% 11/15/41 (d)	290,000	290,041
Central Reg'l. Mobility Auth.:
Series 2015 A:
5% 1/1/28	65,000	66,638
5% 1/1/31 (Pre-Refunded to 7/1/25 @ 100)	25,000	26,091
5% 1/1/32 (Pre-Refunded to 7/1/25 @ 100)	50,000	52,183
5% 1/1/40 (Pre-Refunded to 7/1/25 @ 100)	295,000	307,877
Series 2021 C, 5% 1/1/27	1,055,000	1,085,275
Dallas Fort Worth Int'l. Arpt. Rev. Series 2022 B, 5% 11/1/37	3,000,000	3,165,040
Dallas Wtrwks. & Swr. Sys. Rev. Series 2017, 5% 10/1/46	585,000	606,833
El Paso Independent School District Series 2020:
5% 8/15/25	220,000	230,861
5% 8/15/26	380,000	404,535
Fort Bend Independent School District Bonds Series 2021 B, 0.72%, tender 8/1/26 (b)	525,000	467,792
Grand Parkway Trans. Corp. Series 2018 A, 5% 10/1/38	160,000	167,444
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2012 A, 5% 11/15/37 (Pre-Refunded to 11/15/22 @ 100)	275,000	275,604
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Childrens Hosp., Proj.) Series 2015-1 5% 10/1/29	70,000	72,885
Harris County Flood Cont. District Series 2021 A:
5% 10/1/27	470,000	507,284
5% 10/1/28	500,000	545,433
5% 10/1/29	500,000	551,829
Harris County Gen. Oblig. Series 2002:
0% 8/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	150,000	135,730
0% 8/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	255,000	205,980
Harris County Toll Road Rev. Series 2018 A, 5% 8/15/43	585,000	610,601
Houston Arpt. Sys. Rev.:
Series 2018 A, 5% 7/1/41 (d)	880,000	883,854
Series 2018 C:
5% 7/1/29 (d)	100,000	104,124
5% 7/1/30 (d)	105,000	108,888
5% 7/1/31 (d)	75,000	77,407
5% 7/1/32 (d)	90,000	92,475
Houston Gen. Oblig. Series 2017 A:
5% 3/1/29	190,000	202,345
5% 3/1/31	235,000	249,009
5% 3/1/32	100,000	105,732
Houston Util. Sys. Rev.:
Series 2016 B, 5% 11/15/33	140,000	146,897
Series 2020 C:
4% 11/15/43	1,030,000	922,418
4% 11/15/49	1,030,000	886,480
5% 11/15/45	1,030,000	1,078,062
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/28	25,000	25,836
5% 10/15/30	95,000	97,299
5% 10/15/32	50,000	50,956
5% 10/15/36	35,000	35,343
5% 10/15/37	55,000	55,237
5% 10/15/38	80,000	80,003
5% 10/15/44	80,000	78,536
Love Field Arpt. Modernization Rev.:
Series 2015:
5% 11/1/26 (d)	50,000	51,312
5% 11/1/27 (d)	110,000	112,620
5% 11/1/28 (d)	165,000	168,879
5% 11/1/29 (d)	100,000	102,310
5% 11/1/32 (d)	185,000	187,251
Series 2017:
5% 11/1/22 (d)	40,000	40,043
5% 11/1/24 (d)	50,000	51,198
5% 11/1/25 (d)	50,000	51,717
5% 11/1/26 (d)	50,000	51,705
5% 11/1/27 (d)	50,000	51,547
5% 11/1/28 (d)	90,000	92,749
5% 11/1/29 (d)	65,000	66,951
5% 11/1/30 (d)	50,000	51,212
5% 11/1/31 (d)	115,000	117,058
5% 11/1/32 (d)	130,000	132,052
5% 11/1/33 (d)	50,000	50,577
5% 11/1/34 (d)	50,000	50,478
5% 11/1/36 (d)	50,000	50,382
Lower Colorado River Auth. Rev.:
(LCRA Transmission Svcs. Corp. Proj.) Series 2020:
5% 5/15/25	295,000	306,797
5% 5/15/26	370,000	389,516
5% 5/15/27	440,000	468,659
Series 2015 D:
5% 5/15/28	110,000	114,303
5% 5/15/30	255,000	264,736
New Hope Cultural Ed. Facilities Fin. Corp. (Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/27	40,000	42,636
5% 8/15/29	100,000	105,941
5% 8/15/47	115,000	116,642
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A:
5% 4/1/27	35,000	36,259
5% 4/1/30	175,000	180,927
North Texas Tollway Auth. Rev.:
(Sr. Lien Proj.) Series 2017 A:
5% 1/1/31	50,000	52,113
5% 1/1/33	60,000	62,886
5% 1/1/34	75,000	78,359
5% 1/1/34	150,000	163,550
5% 1/1/35	110,000	113,842
5% 1/1/36	305,000	314,849
5% 1/1/37	405,000	417,279
5% 1/1/38 (Pre-Refunded to 1/1/38 @ 100)	165,000	165,405
(Sub Lien Proj.) Series 2017 B:
5% 1/1/30	20,000	20,849
5% 1/1/31	30,000	31,249
Series 2015 A, 5% 1/1/32	170,000	174,693
Series 2016 A, 5% 1/1/36	65,000	66,974
Series 2017 A, 5% 1/1/39	1,650,000	1,700,849
Series 2018:
4% 1/1/37	625,000	573,456
4% 1/1/38	1,280,000	1,165,567
San Antonio Independent School District Series 2016, 5% 8/15/31	220,000	232,319
San Antonio Wtr. Sys. Rev. Series 2020 A, 5% 5/15/50	625,000	649,568
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ., TX. Proj.) Series 2017:
5% 10/1/29	20,000	21,509
5% 10/1/30	35,000	37,572
5% 10/1/31	30,000	32,032
5% 10/1/39	65,000	68,260
5% 10/1/40	50,000	52,433
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott & White Healthcare Proj.) Series 2013 A, 5% 8/15/43 (Pre-Refunded to 8/15/23 @ 100)	205,000	208,014
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2016 A, 4% 2/15/35	255,000	255,563
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2019, 2.95% 7/1/36	1,081,403	900,963
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev.:
Series 2019 A, 4% 3/1/50	270,000	264,878
Series A, 3.5% 3/1/51	300,000	288,356
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC I-635 Managed Lanes Proj.) Series 2020 A:
4% 6/30/36	210,000	186,572
4% 6/30/39	530,000	456,513
4% 6/30/40	440,000	375,302
Series 2013, 6.75% 6/30/43 (d)	760,000	775,556
Texas State Univ. Sys. Fing. Rev. Series 2017 A, 5% 3/15/31	165,000	175,597
Texas Trans. Commission Hwy. Impt. Gen. Oblig. Bonds Series 2014 B, 0.65%, tender 4/1/26 (b)	2,970,000	2,662,944
Texas Wtr. Dev. Board Series 2022, 4.45% 10/15/36 (g)	3,000,000	3,021,987
Texas Wtr. Dev. Board Rev.:
Series 2018 A, 5% 10/15/43	585,000	608,395
Series 2020:
3% 10/15/38	1,000,000	850,002
5% 8/1/30	295,000	326,130
Univ. of Houston Univ. Revs. Series 2017 A:
5% 2/15/33	205,000	212,886
5% 2/15/34	255,000	264,401
5% 2/15/36	150,000	155,147
Univ. of North Texas Univ. Rev. Series 2017 A, 5% 4/15/32	105,000	110,024
Univ. of Texas Board of Regents Sys. Rev. Series 2020 C:
5% 8/15/28	1,175,000	1,279,093
5% 8/15/31	880,000	982,680
Univ. of Texas Permanent Univ. Fund Rev. Series 2016 B, 5% 7/1/29	105,000	110,750
Weatherford Independent School District Series 2002, 0% 2/15/33	350,000	231,478
TOTAL TEXAS		40,367,259
Utah - 0.7%
Salt Lake City Arpt. Rev.:
Series 2017 A:
5% 7/1/25 (d)	100,000	102,752
5% 7/1/27 (d)	215,000	222,673
5% 7/1/29 (d)	190,000	196,600
5% 7/1/30 (d)	140,000	144,005
5% 7/1/31 (d)	265,000	270,686
5% 7/1/33 (d)	205,000	207,888
5% 7/1/35 (d)	205,000	207,076
5% 7/1/36 (d)	275,000	277,500
5% 7/1/37 (d)	690,000	695,148
5% 7/1/42 (d)	1,240,000	1,238,463
Series 2018 A:
5% 7/1/33 (d)	485,000	493,099
5.25% 7/1/48 (d)	355,000	358,128
Utah County Hosp. Rev. Series 2020 A, 5% 5/15/50	295,000	301,611
TOTAL UTAH		4,715,629
Vermont - 0.4%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Champlain College Proj.) Series 2016 A:
5% 10/15/41	230,000	218,753
5% 10/15/46	290,000	268,456
(Middlebury College Proj.) Series 2020, 5% 11/1/49	625,000	644,949
Vermont Hsg. Fin. Agcy. Series 2021 B, 3% 11/1/51	383,000	355,482
Vermont Student Assistant Corp. Ed. Ln. Rev.:
Series 2019 A:
5% 6/15/27 (d)	295,000	305,192
5% 6/15/29 (d)	500,000	507,843
Series 2020 A, 5% 6/15/28 (d)	295,000	300,063
TOTAL VERMONT		2,600,738
Virginia - 0.8%
Arlington County Series 2021:
5% 6/15/26	820,000	871,752
5% 6/15/28	1,340,000	1,464,485
Fredericksburg Econ. Dev. Auth. Rev. Series 2014:
5% 6/15/25	235,000	240,754
5% 6/15/30	65,000	65,805
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev.:
(Mary Washington Hosp. Proj.) Series 2016, 3% 6/15/29	30,000	27,671
Series 2016:
4% 6/15/37	35,000	30,971
5% 6/15/27	75,000	77,783
5% 6/15/30	30,000	30,737
5% 6/15/33	20,000	20,328
5% 6/15/34	40,000	40,441
5% 6/15/35	110,000	110,707
Virginia Commonwealth Trans. Board Rev. (Virginia Gen. Oblig. Proj.) Series 2017 A, 5% 5/15/32	45,000	48,148
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Series 2019 A, 4% 8/1/36	675,000	678,435
Virginia Small Bus. Fing. Auth. (Elizabeth River Crossings OpCo, LLC Proj.) Series 2022:
4% 1/1/35 (d)	955,000	872,957
4% 7/1/35 (d)	720,000	655,424
Winchester Econ. Dev. Auth. Series 2015:
5% 1/1/31	125,000	129,121
5% 1/1/34	75,000	76,468
5% 1/1/35	75,000	76,243
5% 1/1/44	50,000	49,675
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 1.2%, tender 5/31/24 (b)	240,000	230,003
TOTAL VIRGINIA		5,797,908
Washington - 2.1%
King County Hsg. Auth. Rev. Series 2021:
4% 6/1/26	165,000	166,700
4% 6/1/28	105,000	105,940
Port of Seattle Rev.:
Series 2015 B, 5% 3/1/25	85,000	87,612
Series 2016 B:
5% 10/1/28 (d)	175,000	182,025
5% 10/1/30 (d)	100,000	103,749
Series 2019 A, 4% 4/1/44 (d)	185,000	156,479
Series 2019:
5% 4/1/35 (d)	2,200,000	2,261,303
5% 4/1/44 (d)	440,000	440,249
Series 2021 C:
5% 8/1/24 (d)	575,000	588,959
5% 8/1/25 (d)	465,000	481,295
5% 8/1/26 (d)	640,000	668,271
5% 8/1/27 (d)	395,000	414,586
5% 8/1/28 (d)	1,105,000	1,163,404
Seattle Hsg. Auth. Rev. (Northgate Plaza Proj.) Series 2021, 1% 6/1/26	255,000	233,077
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2013 B:
5% 12/1/25 (Pre-Refunded to 6/1/23 @ 100)	285,000	288,260
5% 12/1/27 (Pre-Refunded to 6/1/23 @ 100)	210,000	212,402
Washington Convention Ctr. Pub. Facilities:
Series 2021 B, 3% 7/1/58 (Assured Guaranty Muni. Corp. Insured)	1,940,000	1,198,859
Series 2021, 4% 7/1/31	670,000	592,773
Washington Gen. Oblig.:
Series 2015 C, 5% 2/1/34	210,000	216,482
Series 2017 D, 5% 2/1/33	180,000	190,477
Series 2018 C, 5% 8/1/30	340,000	365,218
Series 2022 D:
4% 7/1/36	850,000	829,597
4% 7/1/37	590,000	569,520
Series R-2017 A, 5% 8/1/30	105,000	111,251
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/25	40,000	41,290
5% 7/1/27	80,000	83,485
5% 7/1/28	95,000	99,343
5% 7/1/29	35,000	36,414
5% 7/1/30	45,000	46,515
5% 7/1/31	55,000	56,680
5% 7/1/32	100,000	102,772
5% 7/1/33	145,000	148,589
5% 7/1/34	35,000	35,770
5% 7/1/42	485,000	481,994
(Providence Health Systems Proj.) Series 2012 A, 5% 10/1/25	260,000	260,105
Series 2015, 5% 1/1/27 (Pre-Refunded to 7/1/25 @ 100)	115,000	120,174
Series 2017, 4% 8/15/42	605,000	501,940
Series 2019 A2, 5% 8/1/44	340,000	329,456
Washington Higher Ed. Facilities Auth. Rev. (Whitworth Univ. Proj.) Series 2016 A:
5% 10/1/27	110,000	113,510
5% 10/1/28	110,000	113,630
5% 10/1/35	115,000	117,103
5% 10/1/36	175,000	177,988
5% 10/1/40	170,000	171,977
TOTAL WASHINGTON		14,667,223
West Virginia - 0.2%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 A:
5% 1/1/31	80,000	81,040
5% 1/1/32	70,000	70,545
West Virginia Parkways Auth. Series 2021:
5% 6/1/25	295,000	308,281
5% 6/1/26	295,000	312,604
5% 6/1/27	295,000	316,739
5% 6/1/28	440,000	478,022
TOTAL WEST VIRGINIA		1,567,231
Wisconsin - 1.7%
Pub. Fin. Auth. Edl. Facilities:
Series 2018 A:
5.25% 10/1/43	470,000	441,984
5.25% 10/1/48	470,000	435,541
Series 2022 A:
5.25% 3/1/42	295,000	280,204
5.25% 3/1/47	2,175,000	2,028,521
Pub. Fin. Auth. Hosp. Rev. Series 2019 A, 5% 10/1/44	690,000	685,483
Pub. Fin. Auth. Sr. Living Rev. (Mary's Woods At Marylhurst, Inc. Proj.) Series 2017 A:
5% 5/15/25 (e)	45,000	44,618
5% 5/15/28 (e)	70,000	67,670
5.25% 5/15/37 (e)	20,000	18,424
5.25% 5/15/42 (e)	25,000	22,272
5.25% 5/15/47 (e)	25,000	21,597
5.25% 5/15/52 (e)	45,000	38,163
Pub. Fin. Auth. Wisconsin Retirement Facility Rev. Series 2018:
5% 10/1/43 (e)	45,000	38,426
5% 10/1/48 (e)	60,000	49,558
5% 10/1/53 (e)	90,000	72,799
Roseman Univ. of Health:
(Roseman Univ. of Health Sciences Proj.) Series 2020, 5% 4/1/40 (e)	100,000	91,857
Series 2021 A, 4.5% 6/1/56 (e)	2,330,000	1,587,777
Series 2021 B, 6.5% 6/1/56 (e)	625,000	464,650
Wisconsin Gen. Oblig. Series 2021 A, 5% 5/1/36	1,840,000	1,959,665
Wisconsin Health & Edl. Facilities:
(Ascension Health Cr. Group Proj.) Series 2016 A, 5% 11/15/36	255,000	262,093
Series 2014, 4% 5/1/33	180,000	169,092
Series 2016 A:
5% 2/15/28	120,000	123,019
5% 2/15/29	155,000	158,457
5% 2/15/30	170,000	173,385
Series 2017 A:
5% 9/1/29 (Pre-Refunded to 9/1/27 @ 100)	295,000	315,287
5% 9/1/31 (Pre-Refunded to 9/1/27 @ 100)	50,000	53,439
5% 9/1/33 (Pre-Refunded to 9/1/27 @ 100)	85,000	90,845
5% 9/1/35 (Pre-Refunded to 9/1/27 @ 100)	95,000	101,533
Series 2018, 5% 4/1/34	585,000	610,253
Series 2019 A:
2.25% 11/1/26	45,000	42,782
5% 11/1/26	105,000	103,440
5% 11/1/46	300,000	247,488
Series 2019 B1, 2.825% 11/1/28	100,000	87,952
Series 2019 B2, 2.55% 11/1/27	65,000	60,823
Series 2019:
5% 10/1/30	120,000	128,103
5% 10/1/32	250,000	263,329
Wisconsin Hsg. & Econ. Dev. Auth. Series 2021 C, 3% 9/1/52	440,000	413,998
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Bonds Series 2021 C:
0.61%, tender 5/1/24 (b)	80,000	75,780
0.81%, tender 5/1/25 (b)	265,000	243,737
TOTAL WISCONSIN		12,074,044
TOTAL MUNICIPAL BONDS (Cost $724,914,683)		649,962,967

Money Market Funds - 9.5%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 2.29% (i)(j) (Cost $66,533,597)	66,520,277	66,533,555

TOTAL INVESTMENT IN SECURITIES - 102.1% (Cost $791,448,280)	716,496,522
NET OTHER ASSETS (LIABILITIES) - (2.1)%	(14,733,767)
NET ASSETS - 100.0%	701,762,755

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,934,810 or 0.8% of net assets.

(f)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	A portion of the security sold on a delayed delivery basis.
(i)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Municipal Cash Central Fund 2.29%	98,408,440	517,043,996	548,918,881	256,536	9,839	(9,839)	66,533,555	3.9%
Total	98,408,440	517,043,996	548,918,881	256,536	9,839	(9,839)	66,533,555

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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